SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 75.0%
	Shares	Value
EQUITY FUNDS — 75.0%
DFA Real Estate Securities Portfolio, Cl I	894,992	$31,065,162
DFA US Core Equity 2 Portfolio, Cl I	4,291,024	90,283,153
DFA US High Relative Profitability Portfolio, Cl I	18,090	250,000
DFA US Large Capital Equity Portfolio, Cl I	1,483,691	27,403,767
DFA US Large Capital Value Portfolio, Cl I	1,378,164	42,543,928
DFA US Small Capital Portfolio, Cl I	8,831	250,000
DFA US Small Capital Value Portfolio, Cl I	10,024	250,000
DFA US Targeted Value Portfolio, Cl I	2,308,314	38,872,015
DFA US Vector Equity Portfolio, Cl I	5,325,189	84,137,990
iShares Edge MSCI Min Vol USA ETF	844,886	52,061,875
Vanguard Small-Capital Value ETF	82,882	8,724,159
Vanguard U.S. Value Factor	159,474	9,278,564
Vanguard US Quality Factor ETF	54,079	4,163,418
Total Registered Investment Companies
(Cost $386,633,559)		389,284,031
COMMON STOCK — 23.4%
COMMUNICATION SERVICES — 1.0%
Activision Blizzard	2,658	191,323
Alphabet, Cl A *	721	1,033,568
AT&T	49,726	1,534,545
Cable One	272	513,234
Electronic Arts *	807	99,164
Facebook, Cl A *	874	196,729
IAC *	244	65,970
John Wiley & Sons, Cl A	949	38,150
Match Group *	1,911	170,155
Omnicom Group	2,159	118,292
Roku, Cl A *	686	75,124
T-Mobile US *	7,480	748,299
Verizon Communications	10,335	593,022
Zynga, Cl A *	6,275	57,416
		5,434,991

CONSUMER DISCRETIONARY — 2.5%
Amazon.com *	596	1,455,653
Aptiv	540	40,689
Aramark	4,166	107,858
AutoNation *	7,280	287,415
AutoZone *	121	138,891
Best Buy	4,997	390,216
BorgWarner	1,813	58,288
Bright Horizons Family Solutions *	765	85,588
Burlington Stores *	1,590	333,375
CarMax *	470	41,384

1

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Carter's	563	$48,367
Chipotle Mexican Grill, Cl A *	44	44,172
Choice Hotels International	751	60,703
Columbia Sportswear	706	51,581
Dick's Sporting Goods	1,237	44,606
Dollar General	4,070	779,446
Dollar Tree *	554	54,220
Domino's Pizza	605	233,433
DR Horton	7,888	436,206
eBay	1,495	68,082
Floor & Decor Holdings, Cl A *	1,012	52,624
Garmin	4,266	384,665
General Motors	1,495	38,691
Gentex	11,072	292,744
Genuine Parts	1,067	88,998
Hasbro	563	41,386
Home Depot	6,332	1,573,375
Leggett & Platt	2,612	79,901
Lennar, Cl A	6,459	390,511
LKQ *	8,594	235,991
Lowe's	448	58,397
Lululemon Athletica *	1,761	528,467
Newell Brands	5,480	72,062
NIKE, Cl B	1,590	156,742
NVR *	125	402,701
O'Reilly Automotive *	325	135,603
Penske Automotive Group	1,240	44,342
Polaris	1,172	102,362
Pool	1,138	306,145
PulteGroup	11,229	381,449
Ross Stores	1,457	141,271
ServiceMaster Global Holdings *	1,525	50,173
Skechers U.S.A., Cl A *	3,778	118,327
Starbucks	618	48,198
Target	6,418	785,114
Tempur Sealy International *	4,189	273,249
Thor Industries	1,752	151,022
TJX	7,774	410,156
Toll Brothers	1,483	47,916
Tractor Supply	1,237	150,939
Ulta Beauty *	216	52,706
VF	748	41,963
Whirlpool	349	42,515
Williams-Sonoma	4,978	414,219
Yum! Brands	568	50,967
		12,906,064

2

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — 2.2%
Brown-Forman, Cl B	1,460	$96,258
Campbell Soup	6,910	352,272
Casey's General Stores	2,017	322,175
Church & Dwight	2,512	188,576
Clorox	313	64,556
Coca-Cola	14,128	659,495
Conagra Brands	10,791	375,419
Costco Wholesale	3,844	1,185,759
Estee Lauder, Cl A	2,950	582,536
Flowers Foods	6,286	148,287
General Mills	5,752	362,606
Hain Celestial Group *	2,927	92,142
Hershey	2,712	367,964
Hormel Foods	2,529	123,491
Ingredion	498	41,947
Kimberly-Clark	1,640	231,961
Kroger	10,469	341,499
Lamb Weston Holdings	1,760	105,706
McCormick	607	106,322
Mondelez International, Cl A	2,832	147,604
Monster Beverage *	661	47,532
Philip Morris International	4,963	364,086
Pilgrim's Pride *	3,361	69,472
Post Holdings *	974	84,796
Procter & Gamble	16,867	1,955,223
Sprouts Farmers Market *	6,938	174,352
Sysco	1,032	56,925
Tyson Foods, Cl A	5,042	309,780
US Foods Holding *	3,024	57,879
Walmart	17,777	2,205,415
		11,222,035

FINANCIALS — 2.6%
Aflac	3,489	127,244
Alleghany	456	233,974
Allstate	3,196	312,601
American Express	2,497	237,390
American Financial Group	1,361	81,987
Ameriprise Financial	2,361	330,705
Aon, Cl A	1,592	313,544
Arch Capital Group *	9,561	269,811
Assurant	1,848	189,568
Assured Guaranty	1,605	41,618
Axis Capital Holdings	2,212	83,039
Bank of America	6,923	166,983
Bank OZK	2,445	54,988
BlackRock, Cl A	693	366,348

3

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Capital One Financial	2,412	$164,113
Chubb	3,348	408,255
Cincinnati Financial	3,798	223,892
Citigroup	1,971	94,431
Citizens Financial Group	3,246	78,229
CME Group, Cl A	208	37,981
Commerce Bancshares	1,435	91,453
Credit Acceptance *	138	51,035
Discover Financial Services	2,518	119,630
Eaton Vance	2,230	80,391
Erie Indemnity, Cl A	1,070	192,857
Evercore, Cl A	793	43,702
Everest Re Group	1,418	281,345
Fidelity National Financial	7,904	252,138
Fifth Third Bancorp	6,024	116,805
First American Financial	4,360	220,136
First Citizens BancShares, Cl A	166	63,910
Globe Life	911	70,165
Goldman Sachs Group	1,799	353,486
Hanover Insurance Group	1,940	194,679
Hartford Financial Services Group	4,524	173,224
Huntington Bancshares	4,351	38,680
Intercontinental Exchange	903	87,817
JPMorgan Chase	19,039	1,852,685
Kemper	1,256	79,630
KeyCorp	7,178	85,059
MarketAxess Holdings	865	439,930
Marsh & McLennan	2,839	300,707
Mercury General	3,114	125,276
MetLife	5,808	209,146
MGIC Investment	5,767	47,347
Morgan Stanley	10,388	459,150
Nasdaq	1,248	147,838
Navient	12,412	92,345
New York Community Bancorp	12,837	129,012
Northern Trust	1,104	87,227
Old Republic International	8,930	139,219
PNC Financial Services Group	3,077	350,901
Popular	3,433	135,569
Primerica	836	95,003
Principal Financial Group	1,212	46,808
Progressive	3,665	284,697
Prudential Financial	1,445	88,087
RenaissanceRe Holdings	1,462	245,411
SEI Investments	2,169	117,603
State Street	3,782	230,551
SVB Financial Group *	332	71,297

4

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
T Rowe Price Group	2,945	$356,050
Travelers	1,746	186,787
Truist Financial	2,328	85,624
US Bancorp	3,734	132,781
Western Alliance Bancorp	1,482	56,538
WR Berkley	6,054	350,829
		13,277,261

HEALTH CARE — 3.5%
Abbott Laboratories	986	93,591
AbbVie	12,078	1,119,268
Alnylam Pharmaceuticals *	325	43,963
AmerisourceBergen, Cl A	2,761	263,234
Amgen	2,607	598,828
Anthem	1,183	347,932
Baxter International	750	67,508
Biogen *	1,676	514,683
Bio-Rad Laboratories, Cl A *	588	288,896
Bio-Techne	249	65,935
Boston Scientific *	1,892	71,877
Bristol-Myers Squibb	11,799	704,636
Bruker	3,133	135,596
Cardinal Health	2,331	127,482
Centene *	1,412	93,545
Cerner	2,202	160,526
Charles River Laboratories International *	326	58,569
Chemed	570	272,751
Cigna	2,069	408,255
CVS Health	10,153	665,732
Danaher	3,751	624,954
DaVita *	4,313	349,181
DENTSPLY SIRONA	3,315	154,214
DexCom *	809	306,053
Edwards Lifesciences *	1,509	339,103
Eli Lilly	3,405	520,795
Exelixis *	3,037	75,044
Gilead Sciences	5,111	397,789
HCA Healthcare	470	50,243
Henry Schein *	2,868	174,145
Hill-Rom Holdings	809	82,251
Horizon Therapeutics *	10,851	550,471
Humana	1,711	702,622
IDEXX Laboratories *	361	111,506
Intuitive Surgical *	114	66,123
Jazz Pharmaceuticals *	404	48,205
Johnson & Johnson	2,472	367,710
Laboratory Corp of America Holdings *	274	48,038

5

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Masimo *	744	$178,701
McKesson	1,933	306,709
Medtronic	8,170	805,399
Merck	7,532	607,983
Mettler-Toledo International *	52	41,340
Molina Healthcare *	1,060	196,969
Quest Diagnostics	3,376	399,313
Regeneron Pharmaceuticals *	449	275,152
ResMed	1,893	304,432
STERIS	1,316	218,311
Teleflex	485	175,987
Thermo Fisher Scientific	698	243,735
United Therapeutics *	783	92,355
UnitedHealth Group	5,573	1,698,929
Universal Health Services, Cl B	1,998	210,689
Veeva Systems, Cl A *	570	124,756
Vertex Pharmaceuticals *	1,167	336,049
West Pharmaceutical Services	1,475	318,659
Zimmer Biomet Holdings	501	63,296
Zoetis, Cl A	4,442	619,171
		18,289,189

INDUSTRIALS — 3.0%
AECOM *	3,507	135,966
AGCO	2,549	140,781
Air Lease, Cl A	1,766	53,174
Allegion	2,437	242,969
Allison Transmission Holdings	3,080	116,178
AMETEK	1,896	173,882
Armstrong World Industries	2,324	175,206
BWX Technologies	2,147	134,338
Carlisle	2,129	255,182
CH Robinson Worldwide	657	53,303
Cintas	1,493	370,204
Clean Harbors *	1,422	84,453
Copa Holdings, Cl A	899	39,430
Copart *	3,856	344,688
CoStar Group *	397	260,750
CSX	1,200	85,896
Cummins	2,707	459,107
Curtiss-Wright	1,197	120,059
Delta Air Lines	3,423	86,294
Donaldson	931	44,176
Dover	3,956	384,721
Eaton	5,518	468,478
Emerson Electric	2,312	141,079
Expeditors International of Washington	1,001	76,446

6

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Fastenal	8,740	$360,613
Flowserve	2,497	65,172
Fortune Brands Home & Security	3,707	225,979
HD Supply Holdings *	2,085	66,115
HEICO	510	51,387
Honeywell International	1,302	189,897
Howmet Aerospace	11,418	149,347
Hubbell, Cl B	1,886	230,884
Huntington Ingalls Industries	407	81,355
IDEX	853	135,943
IHS Markit	2,557	177,609
Illinois Tool Works	1,980	341,471
Ingersoll Rand *	7,289	205,550
ITT	3,825	220,703
Jacobs Engineering Group	3,653	306,925
JB Hunt Transport Services	791	94,659
JetBlue Airways *	5,320	53,572
Johnson Controls International	6,172	193,862
Kansas City Southern	1,374	206,814
L3Harris Technologies	571	113,886
Landstar System	729	84,754
Lockheed Martin	2,470	959,447
ManpowerGroup	2,676	185,019
Masco	9,326	435,058
Middleby *	647	44,061
Nordson	554	104,346
Norfolk Southern	1,112	198,258
Northrop Grumman	1,863	624,478
Old Dominion Freight Line	2,206	377,425
Oshkosh	1,831	131,502
Owens Corning	4,700	246,750
PACCAR	4,533	334,807
Parker-Hannifin	945	170,072
Regal Beloit	1,298	103,243
Republic Services, Cl A	3,839	328,081
Robert Half International	1,217	61,750
Schneider National, Cl B	5,794	140,041
Snap-on	1,062	137,731
Southwest Airlines	4,017	128,946
Stanley Black & Decker	409	51,309
Teledyne Technologies *	1,039	388,711
Timken	2,486	105,754
Toro	1,733	123,164
Trane Technologies	4,673	421,551
TransUnion	1,439	124,171
Union Pacific	1,164	197,717
United Parcel Service, Cl B	628	62,618

7

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Rentals *	2,147	$298,197
Verisk Analytics, Cl A	1,823	314,796
Waste Management	2,298	245,311
Woodward	1,280	87,782
WW Grainger	282	87,313
XPO Logistics *	2,825	222,638
Xylem	1,535	101,832
		15,547,136

INFORMATION TECHNOLOGY — 7.0%
Accenture, Cl A	3,876	781,479
Adobe *	1,986	767,788
Akamai Technologies *	3,038	321,420
Alteryx, Cl A *	285	41,023
Amdocs	1,718	106,963
Analog Devices	345	38,968
ANSYS *	1,005	284,415
Apple	24,791	7,882,050
Applied Materials	11,759	660,621
Aspen Technology *	1,183	124,972
Atlassian, Cl A *	296	54,849
Autodesk *	257	54,068
Automatic Data Processing	730	106,938
Avalara *	3,947	422,566
Booz Allen Hamilton Holding, Cl A	5,479	437,005
Broadridge Financial Solutions	1,135	137,449
CACI International, Cl A *	1,158	290,403
Cadence Design Systems *	2,536	231,511
CDW	3,616	401,051
Ciena *	2,421	133,785
Cisco Systems	932	44,568
Citrix Systems	587	86,946
Coupa Software *	998	227,055
DocuSign, Cl A *	1,428	199,549
Entegris	6,136	367,424
EPAM Systems *	657	151,531
Euronet Worldwide *	426	40,355
Fair Isaac *	873	351,513
FleetCor Technologies *	253	61,679
FLIR Systems	822	37,977
Fortinet *	942	131,126
Genpact	5,760	207,072
Global Payments	2,068	371,185
Intel	28,090	1,767,704
International Business Machines	1,227	153,252
Intuit	496	143,999
Jabil	8,858	265,031

8

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Jack Henry & Associates	1,090	$197,137
Keysight Technologies *	3,524	381,050
KLA	1,963	345,409
Lam Research	2,371	648,871
Leidos Holdings	3,813	401,471
LogMeIn	576	48,902
Manhattan Associates *	2,303	203,585
Maxim Integrated Products	978	56,411
Microchip Technology	495	47,530
Micron Technology *	12,866	616,410
Microsoft	42,999	7,879,567
MongoDB, Cl A *	401	93,076
Monolithic Power Systems	244	51,179
Motorola Solutions	1,597	216,122
NortonLifeLock	14,970	341,017
Nuance Communications *	9,921	226,992
NVIDIA	4,369	1,551,082
Okta, Cl A *	390	76,276
Oracle	4,352	234,007
Paychex	1,646	118,973
Paycom Software *	237	70,444
Qorvo *	3,725	390,156
QUALCOMM	9,375	758,250
RingCentral, Cl A *	358	98,182
ServiceNow *	263	102,026
Skyworks Solutions	3,209	380,395
Smartsheet, Cl A *	952	54,892
Splunk *	516	95,893
SYNNEX	2,559	272,917
Synopsys *	2,410	435,993
Teradyne	7,098	475,708
Texas Instruments	740	87,868
Twilio, Cl A *	204	40,310
Tyler Technologies *	291	109,215
Ubiquiti	839	154,720
Universal Display	385	56,441
VeriSign *	652	142,795
Visa, Cl A	2,224	434,214
VMware, Cl A *	456	71,259
Western Union	11,089	222,002
Xerox Holdings	6,178	98,107
Zebra Technologies, Cl A *	804	210,101
Zendesk *	952	81,634
Zscaler *	499	48,947
		36,514,826

9

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 0.9%
Air Products & Chemicals	2,542	$614,274
AptarGroup	1,196	133,223
Ardagh Group, Cl A	3,018	36,337
Avery Dennison	933	103,255
Ball	2,024	144,230
Celanese, Cl A	1,782	160,220
CF Industries Holdings	1,873	55,010
Crown Holdings *	5,089	332,973
Ecolab	1,035	220,020
FMC	1,309	128,819
Graphic Packaging Holding	14,046	203,246
Martin Marietta Materials	1,362	261,627
NewMarket	192	83,737
Newmont	951	55,605
Packaging Corp of America	1,478	149,884
PPG Industries	2,131	216,659
Reliance Steel & Aluminum	3,182	308,654
Royal Gold	1,042	138,794
RPM International	1,706	127,575
Scotts Miracle-Gro	3,264	465,348
Sherwin-Williams	842	500,022
Sonoco Products	2,284	118,334
Valvoline	2,224	40,810
Vulcan Materials	1,108	120,018
		4,718,674

REAL ESTATE — 0.3%
Apartment Investment & Management, Cl A ‡	4,167	153,637
CBRE Group, Cl A *	3,755	165,145
Equity Residential ‡	795	48,145
Extra Space Storage ‡	757	73,240
Healthpeak Properties ‡	4,939	121,697
Jones Lang LaSalle	627	64,204
Kimco Realty ‡	3,816	42,396
Life Storage ‡	758	73,890
Medical Properties Trust ‡	15,300	276,624
National Retail Properties ‡	1,555	48,812
Omega Healthcare Investors ‡	2,253	70,158
Spirit Realty Capital ‡	1,512	42,986
Sun Communities ‡	935	128,273
Taubman Centers ‡	1,936	80,034
		1,389,241

UTILITIES — 0.4%
American Water Works	1,108	140,716
Atmos Energy	1,350	138,753
CMS Energy	1,072	62,798

10

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Entergy	1,757	$178,898
Eversource Energy	663	55,493
Hawaiian Electric Industries	3,507	138,386
NextEra Energy	2,242	572,966
OGE Energy	3,659	114,600
Pinnacle West Capital	776	60,450
Southern	7,549	430,821
WEC Energy Group	571	52,378
Xcel Energy	904	58,787
		2,005,046

Total Common Stock
(Cost $109,613,614)		121,304,463
SHORT-TERM INVESTMENT — 1.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (A)
(Cost $8,855,099)	8,855,099	8,855,099
Total Investments — 100.1%
(Cost $505,102,272)		$519,443,593

A list of the open futures contracts held by the Fund at May 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	17	Jun-2020	$2,253,934	$2,585,700	$331,766

A list of open total return swap agreements held by the Fund at May 31, 2020 is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
Reflow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	02/16/2021	USD	5,369,225	$(495,741)	$(495,741)

Percentages are based on Net Assets of $519,173,421.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of May 31, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimun

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor's

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

11

SYMMETRY PANORAMIC US EQUITY FUND
MAY 31, 2020
(Unaudited)

The following table summarizes the inputs used as of May 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$389,284,031	$–	$–	$389,284,031
Common Stock	121,304,463	–	–	121,304,463
Short-Term Investment	8,855,099	–	–	8,855,099
Total Investments in Securities	$519,443,593	$–	$–	$519,443,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$331,766	$–	$–	$331,766
Total Return Swap^
Unrealized Depreciation	–	(495,741)	–	(495,741)
Total Other Financial Instruments	$331,766	$(495,741)	$–	$(163,975)

^	Futures contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 67.0%
	Shares	Value
EQUITY FUNDS — 67.0%
Avantis Emerging Markets Equity ETF	309,226	$13,828,587
Avantis International Equity ETF	95,664	4,341,232
Avantis International Small Capital Value ETF	136,493	5,987,948
DFA Emerging Markets Core Equity Portfolio, Cl I	2,171,522	38,131,928
DFA Emerging Markets Portfolio, Cl I	10,482	250,000
DFA Emerging Markets Small Capital Portfolio, Cl I	7,494	125,000
DFA Emerging Markets Targeted Value Portfolio, Cl I	12,165	100,000
DFA International Core Equity Portfolio, Cl I	858,828	9,885,105
DFA International High Relative Profitability Portfolio, Cl I	24,777	250,000
DFA International Real Estate Securities, Cl I	5,761,383	21,259,503
DFA International Small Capital Growth Portfolio, Cl I	9,308	125,000
DFA International Small Capital Value Portfolio, Cl I	16,689	250,000
DFA International Value Portfolio	1,025,195	13,768,363
DFA International Vector Equity Portfolio, Cl I	4,419,260	43,927,446
DFA Large Capital International Portfolio, Cl I	12,352	250,000
iShares Edge MSCI Min Vol EAFE ETF	249,386	16,491,896
iShares Edge MSCI Min Vol Emerging Markets ETF	200,873	10,270,636
Schwab International Small-Capital Equity ETF	74,825	2,164,687
Total Registered Investment Companies
(Cost $195,508,831)		181,407,331
COMMON STOCK — 30.0%
AUSTRALIA — 1.1%
Aristocrat Leisure	5,699	98,157
Aurizon Holdings	11,575	36,664
Australia & New Zealand Banking Group	2,407	28,657
Brambles	4,954	38,566
Coca-Cola Amatil	20,751	121,056
Coles Group	19,778	202,885
Commonwealth Bank of Australia	1,998	84,844
CSL	2,819	520,309
Fortescue Metals Group	30,993	287,302
Goodman Group ‡	16,781	171,631
Harvey Norman Holdings	26,547	57,720
Macquarie Group	209	15,378
Magellan Financial Group	4,288	167,640
Medibank Pvt	44,027	83,592
Mirvac Group ‡	57,313	89,609
National Australia Bank	2,646	31,464
Orica	9,615	110,104

1

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Qantas Airways	17,860	$47,667
QBE Insurance Group	6,912	40,447
REA Group	1,089	72,838
Santos	19,503	69,842
Sonic Healthcare	4,916	92,389
Suncorp Group	3,963	24,361
Telstra	85,501	184,541
Wesfarmers	2,418	65,069
Westpac Banking	1,974	22,617
Woolworths Group	7,238	170,394
		2,935,743
AUSTRIA — 0.0%
Verbund	1,443	64,317
BELGIUM — 0.0%
Ageas	810	27,571
Proximus SADP	3,114	65,062
UCB	204	20,450
		113,083
BRAZIL — 0.4%
B3 - Brasil Bolsa Balcao	3,800	32,479
Banco BTG Pactual	5,900	53,314
BB Seguridade Participacoes	12,300	58,731
BR Malls Participacoes	25,800	47,720
BRF *	8,700	37,335
CCR	6,400	17,690
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,466	115,004
Cosan *	5,400	64,966
IRB Brasil Resseguros S	17,600	26,649
Itausa - Investimentos Itau	17,200	28,719
JBS	34,700	142,733
Lojas Renner	1,900	13,715
Multiplan Empreendimentos Imobiliarios	8,000	30,868
Petrobras Distribuidora	19,900	81,333
Raia Drogasil	2,400	49,590
Sul America	12,400	103,870
TIM Participacoes ADR	7,402	91,785
WEG	21,900	170,356
		1,166,857
CANADA — 1.2%
Agnico Eagle Mines	839	53,679
Air Canada, Cl B *	4,922	56,840
Alimentation Couche-Tard, Cl B	8,020	251,053
AltaGas	4,689	50,335
Atco, Cl I	2,404	67,763
BCE	3,423	142,280
Brookfield Asset Management, Cl A	1,433	44,977
CAE	2,720	40,814
Canadian Apartment Properties ‡	3,323	113,289
Canadian Pacific Railway	1,006	252,148
Canadian Utilities, Cl A	661	15,862
CGI, Cl A *	292	18,659
CI Financial	7,196	85,295

2

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Constellation Software	28	$31,829
Dollarama	803	27,225
Empire	1,696	38,383
Franco-Nevada	1,643	230,618
George Weston	1,236	89,285
Hydro One	1,413	27,380
iA Financial	3,215	102,672
IGM Financial	3,797	90,178
Intact Financial	1,902	181,573
Keyera	1,864	29,540
Kinross Gold *	34,628	225,094
Loblaw	2,395	118,563
Magna International	1,970	83,072
Manulife Financial	10,979	136,355
Metro, Cl A	1,198	49,961
National Bank of Canada	2,925	127,380
Onex	955	44,814
Open Text	420	17,449
RioCan Real Estate Investment Trust ‡	1,373	14,519
Royal Bank of Canada	1,130	73,314
Sun Life Financial	5,040	172,887
Toronto-Dominion Bank	546	23,389
Wheaton Precious Metals	1,709	73,630
WSP Global	1,341	86,546
		3,288,650
CHINA — 0.6%
Agricultural Bank of China, Cl A	35,800	17,068
Anhui Conch Cement, Cl A	4,300	34,413
Bank of Beijing, Cl A	31,100	21,285
Bank of China, Cl A	32,800	15,868
Bank of Communications, Cl A	25,400	18,204
Bank of Ningbo, Cl A	4,608	16,588
Bank of Shanghai, Cl A	15,700	17,805
Baoshan Iron & Steel, Cl A	18,500	12,682
BOE Technology Group, Cl A *	56,500	29,434
BYD, Cl A	2,200	17,775
China Everbright Bank, Cl A	35,600	19,024
China Fortune Land Development, Cl A	5,200	15,797
China International Travel Service, Cl A	1,900	27,060
China Merchants Bank, Cl A	7,100	33,793
China Merchants Securities, Cl A	9,800	22,859
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	24,579
China Minsheng Banking, Cl A	28,800	22,988
China Pacific Insurance Group, Cl A	2,700	10,746
China Petroleum & Chemical, Cl A	25,000	14,499
China Railway Construction, Cl A	14,700	17,868
China Shipbuilding Industry, Cl A	29,000	16,486
China State Construction Engineering, Cl A	24,300	17,079
China United Network Communications, Cl A	21,300	14,831
China Vanke, Cl A	7,800	28,229
China Yangtze Power, Cl A	19,600	47,759
CITIC Securities, Cl A	11,000	34,462
CRRC, Cl A	15,500	12,695
Daqin Railway, Cl A	15,100	14,428
Foshan Haitian Flavouring & Food, Cl A	2,280	36,810

3

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Gree Electric Appliances of Zhuhai, Cl A	2,500	$20,046
Guotai Junan Securities, Cl A	10,200	22,457
Haier Smart Home, Cl A	7,342	17,103
Haitong Securities, Cl A	14,000	22,722
Hangzhou Hikvision Digital Technology, Cl A	10,835	41,733
Huatai Securities, Cl A	9,200	22,371
Huaxia Bank, Cl A	24,900	22,243
Industrial & Commercial Bank of China, Cl A	19,500	13,997
Industrial Bank, Cl A	7,200	16,290
Inner Mongolia Yili Industrial Group, Cl A	4,400	17,595
Jiangsu Hengrui Medicine, Cl A	4,920	54,437
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	17,784
Kweichow Moutai, Cl A	500	96,182
Luxshare Precision Industry, Cl A	8,900	55,850
Luzhou Laojiao, Cl A	1,900	22,780
Midea Group, Cl A	2,800	23,284
NARI Technology, Cl A	7,100	18,508
New China Life Insurance, Cl A	2,700	16,609
PetroChina, Cl A	21,900	13,058
Ping An Bank, Cl A	9,600	17,580
Ping An Insurance Group of China, Cl A	4,400	43,847
Poly Developments and Holdings Group, Cl A	11,900	24,057
SAIC Motor, Cl A	5,600	14,112
Sany Heavy Industry, Cl A	13,100	33,742
Shanghai Pudong Development Bank, Cl A	12,100	17,951
Shenwan Hongyuan Group, Cl A *	24,800	15,028
Suning.com, Cl A	11,399	14,027
Tsingtao Brewery, Cl H	10,000	69,657
Wuliangye Yibin, Cl A	2,600	54,219
Yonghui Superstores, Cl A	9,400	12,301
		1,484,684
DENMARK — 0.4%
Carlsberg, Cl B	1,065	137,929
Chr Hansen Holding	294	28,433
Coloplast, Cl B	1,258	211,262
DSV Panalpina	1,311	138,794
Novo Nordisk, Cl B	6,767	442,237
Orsted	161	18,926
Tryg	3,167	88,727
Vestas Wind Systems	493	50,387
		1,116,695
FINLAND — 0.3%
Elisa	2,868	179,434
Kone, Cl B	3,815	255,517
Neste	972	39,280
Orion, Cl B	1,099	58,627
Stora Enso, Cl R	1,971	24,224
UPM-Kymmene	6,426	186,135
		743,217
FRANCE — 1.4%
Air Liquide	2,719	369,834
Amundi	866	64,613
Arkema	217	18,944
Atos	229	17,390

4

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
AXA *	2,195	$40,235
BNP Paribas	4,150	148,844
Bouygues	3,729	114,704
Bureau Veritas	1,361	27,751
Capgemini	162	16,743
Carrefour	2,488	37,737
Cie de Saint-Gobain	2,577	84,015
Cie Generale des Etablissements Michelin SCA	649	65,426
Credit Agricole	10,270	90,158
Danone	743	50,826
Dassault Systemes	377	64,111
Edenred	695	28,948
Eiffage	518	47,293
EssilorLuxottica	1,592	204,870
Faurecia	668	25,836
Gecina ‡	787	101,022
Hermes International	135	112,576
Iliad	366	64,413
Kering	58	30,307
Legrand	676	46,377
L'Oreal	162	47,163
LVMH Moet Hennessy Louis Vuitton	119	49,628
Pernod Ricard	220	34,296
Safran	373	35,727
Sanofi	6,353	619,825
Sartorius Stedim Biotech *	542	147,805
Schneider Electric	4,005	401,662
SCOR	878	21,601
Societe Generale	3,534	52,517
Sodexo	556	37,449
Suez	6,718	76,435
Teleperformance	348	82,551
Thales	301	23,051
Veolia Environnement	4,190	92,257
Vinci	1,094	100,831
		3,695,771
GERMANY — 0.7%
adidas	60	15,828
Allianz	2,130	386,437
Aroundtown	4,564	25,125
Bayer	3,779	255,808
Brenntag	1,896	100,190
Carl Zeiss Meditec *	1,014	104,492
Delivery Hero *	282	27,276
Deutsche Boerse	408	67,209
Deutsche Post *	6,125	191,659
Evonik Industries	1,867	46,156
GEA Group *	2,509	74,997
Hannover Rueck	1,586	255,578
KION Group	333	18,695
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	677	153,811
Puma	399	28,575
SAP	178	22,534
Symrise, Cl A	822	89,993

5

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
United Internet	420	$17,280
Volkswagen *	132	20,942
		1,902,585
HONG KONG — 4.1%
Agile Group Holdings	28,000	28,962
Agricultural Bank of China, Cl H	346,000	140,234
Alibaba Health Information Technology *	14,000	33,095
Anhui Conch Cement, Cl H	43,500	327,943
ANTA Sports Products	13,000	116,424
ASM Pacific Technology	2,000	18,480
Bank of China, Cl H	555,000	203,573
BYD Electronic International	32,500	62,878
China Aoyuan Group	102,000	109,098
China Conch Venture Holdings	12,000	54,019
China Construction Bank, Cl H	1,113,000	878,078
China Everbright Bank, Cl H	260,000	105,743
China Jinmao Holdings Group	14,000	9,748
China Lesso Group Holdings	98,000	119,076
China Medical System Holdings	104,000	119,368
China Merchants Bank, Cl H	111,000	523,991
China Minsheng Banking, Cl H	515,500	359,182
China Mobile	40,000	281,424
China National Building Material, Cl H	154,000	173,874
China Oilfield Services, Cl H	26,000	22,776
China Overseas Land & Investment	46,000	141,235
China Railway Construction, Cl H	66,000	59,480
China Resources Beer Holdings	2,000	10,663
China Resources Cement Holdings	114,000	144,308
China Resources Gas Group	4,000	21,831
China Resources Land	60,000	238,519
China Shenhua Energy, Cl H	45,500	83,456
China Vanke, Cl H	48,200	157,487
CIFI Holdings Group	178,000	129,305
CK Asset Holdings	2,500	13,715
CNOOC	100,000	112,827
Country Garden Holdings	46,000	57,274
Country Garden Services Holdings *	35,000	165,698
CSPC Pharmaceutical Group	80,000	158,274
Dali Foods Group	43,000	27,421
ENN Energy Holdings	3,600	42,362
Geely Automobile Holdings	41,000	56,584
Great Wall Motor, Cl H	181,500	115,937
Guangdong Investment	30,000	59,351
Haier Electronics Group	39,000	109,695
Haitian International Holdings	8,000	17,067
Hang Lung Properties	8,000	16,946
Industrial & Commercial Bank of China, Cl H	1,101,000	713,418
Innovent Biologics *	8,000	43,811
Kingboard Laminates Holdings	32,500	28,583
Kingdee International Software Group	10,000	17,797
KWG Group Holdings	100,500	141,693
Li Ning	60,000	202,601
Logan Property Holdings	86,000	129,409
Longfor Group Holdings	41,500	189,286
Meituan Dianping, Cl B *	30,400	578,347
MTR	3,000	14,464

6

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
New World Development	18,000	$18,261
Nine Dragons Paper Holdings	101,000	89,097
PICC Property & Casualty, Cl H	170,000	148,203
Ping An Healthcare and Technology *	9,000	119,754
Ping An Insurance Group of China, Cl H	1,500	14,942
Postal Savings Bank of China, Cl H	305,000	194,723
Shandong Weigao Group Medical Polymer, Cl H	88,000	154,882
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	9,652
Shenzhen International Holdings	20,500	34,334
Shenzhen Investment	154,000	47,650
Shimao Property Holdings	45,000	188,405
Sinotruk Hong Kong	24,500	59,925
Sun Art Retail Group	57,500	88,192
Sun Hung Kai Properties	9,000	104,446
Sunac China Holdings	45,000	190,038
Techtronic Industries	6,000	52,487
Tencent Holdings	14,400	780,259
Tingyi Cayman Islands Holding	30,000	51,790
Uni-President China Holdings	42,000	43,734
Vitasoy International Holdings	4,000	14,909
Want Want China Holdings	96,000	69,392
Weichai Power, Cl H	112,000	195,834
WH Group	103,000	89,806
Wheelock	10,000	67,830
Yanzhou Coal Mining, Cl H	84,000	64,395
Yihai International Holding	16,000	144,071
Yuexiu Property	106,000	19,087
Yuzhou Properties	224,000	92,220
Zhongsheng Group Holdings	29,000	149,994
Zoomlion Heavy Industry Science and Technology	185,800	153,470
		11,138,592
HUNGARY — 0.1%
OTP Bank Nyrt	3,931	130,859
Richter Gedeon Nyrt	2,614	56,926
		187,785
INDONESIA — 0.2%
Adaro Energy	1,646,000	124,941
Bank Mandiri Persero	278,900	85,875
Bank Negara Indonesia Persero	55,700	14,705
Bank Rakyat Indonesia Persero	810,000	164,907
Bumi Serpong Damai *	411,300	18,004
Indofood Sukses Makmur	249,200	98,238
Pakuwon Jati	656,800	16,346
XL Axiata *	516,100	92,171
		615,187
ITALY — 0.5%
Assicurazioni Generali *	3,173	44,106
Enel	58,524	450,254
Ferrari	859	145,845
Intesa Sanpaolo	27,007	46,608
Poste Italiane	5,166	45,330
Prysmian	4,595	98,437

7

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Recordati	899	$40,964
Snam	7,302	34,031
STMicroelectronics	8,700	217,666
Terna Rete Elettrica Nazionale	11,972	80,949
		1,204,190
JAPAN — 7.2%
ABC-Mart	1,900	115,377
Acom	15,300	62,369
Advantest	3,700	183,368
AGC	600	16,994
Air Water	2,300	33,535
Ajinomoto	6,000	102,082
Alfresa Holdings	1,100	22,148
Amada Holdings	6,900	61,536
Aozora Bank	1,600	29,715
Asahi Intecc	700	21,436
Asahi Kasei	4,100	32,509
Astellas Pharma	13,000	231,033
Bandai Namco Holdings	3,100	172,350
Benesse Holdings	2,000	54,122
Bridgestone	3,900	129,325
Brother Industries	6,200	117,115
Calbee	1,600	46,238
Casio Computer	8,400	148,180
Central Japan Railway	400	68,388
Chiba Bank	21,800	103,533
Chubu Electric Power	5,900	79,361
Chugai Pharmaceutical	2,300	339,602
Credit Saison	6,300	74,990
Dai Nippon Printing	3,900	88,620
Daiichi Sankyo	3,900	365,026
Daikin Industries	1,600	235,628
Denso	1,500	57,501
Disco	700	156,365
East Japan Railway	800	62,698
Eisai	300	23,551
Fuji Electric	600	16,030
FUJIFILM Holdings	4,200	194,242
Fujitsu	1,800	185,443
Hakuhodo DY Holdings	3,300	40,978
Hamamatsu Photonics	700	31,690
Hikari Tsushin	700	153,496
Hino Motors	10,000	67,590
Hirose Electric	500	59,760
Hisamitsu Pharmaceutical	1,100	55,441
Hitachi	8,300	266,320
Hitachi Metals	5,300	60,953
Honda Motor	2,500	64,763
Hoshizaki	1,300	104,910
Hoya	3,800	356,694
Hulic	6,500	65,778
ITOCHU	12,100	259,362
Itochu Techno-Solutions	3,000	101,670
J Front Retailing	1,900	16,135
Japan Airport Terminal	700	30,794
Japan Prime Realty Investment ‡	9	27,494

8

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Japan Real Estate Investment ‡	17	$92,788
JSR	5,800	113,695
Kakaku.com	2,000	48,353
Kamigumi	2,400	46,903
Kansai Electric Power	1,700	16,935
Kansai Paint	4,100	84,931
Kao	400	32,090
KDDI	13,200	384,493
Keihan Holdings	2,300	109,173
Keio	900	53,398
Keyence	100	41,062
Kobayashi Pharmaceutical	400	35,640
Kurita Water Industries	600	16,634
Kyocera	2,700	146,114
Kyowa Hakko Kirin	2,000	54,299
Lawson	1,200	66,298
Lion	1,200	27,523
LIXIL Group	4,600	64,078
M3	5,100	205,421
Marubeni	5,400	26,200
Marui Group	1,300	23,453
Medipal Holdings	4,800	95,157
MEIJI Holdings	600	45,139
Minebea Mitsumi	6,200	108,859
Mitsubishi	2,100	48,973
Mitsubishi Electric	16,400	215,865
Mitsubishi Gas Chemical	9,100	135,653
Mitsubishi Heavy Industries	1,700	44,041
Mitsubishi UFJ Financial Group	46,800	193,212
Mitsubishi UFJ Lease & Finance	21,700	105,920
Mitsui	7,100	107,694
Mitsui Fudosan	900	17,291
MonotaRO	500	18,171
MS&AD Insurance Group Holdings	6,000	175,783
Murata Manufacturing	5,900	329,635
Nabtesco	900	28,078
Nexon	4,400	91,661
NGK Insulators	4,100	60,213
NGK Spark Plug	2,000	32,245
NH Foods	900	33,299
Nintendo	1,000	404,176
Nippon Building Fund ‡	12	75,163
Nippon Paint Holdings	600	41,783
Nippon Telegraph & Telephone	15,700	355,430
Nisshin Seifun Group	2,400	37,395
Nitori Holdings	1,000	181,322
Nitto Denko	1,700	92,043
Nomura Holdings	48,700	208,972
Nomura Real Estate Holdings	5,100	94,302
Nomura Real Estate Master Fund ‡	15	18,443
Nomura Research Institute	7,800	206,763
NTT Data	1,300	15,008
Obayashi	9,800	90,611
Obic	100	17,333
Olympus	15,500	269,708
Omron	3,000	198,974
Ono Pharmaceutical	3,100	88,497

9

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Oracle Japan	700	$81,946
Oriental Land	200	28,967
ORIX	14,200	188,097
Osaka Gas	4,000	79,869
Otsuka	2,600	125,456
Otsuka Holdings	4,000	180,620
Pan Pacific International Holdings	5,000	100,658
Panasonic	12,600	112,657
Persol Holdings	1,400	18,514
Recruit Holdings	4,800	165,464
Renesas Electronics *	7,800	41,185
Ricoh	2,600	19,191
Rinnai	1,200	100,979
Rohm	900	61,060
Sankyo	1,400	36,021
Santen Pharmaceutical	5,300	97,801
Secom	800	69,237
Sega Sammy Holdings	6,300	82,156
Sekisui Chemical	6,400	89,526
Sekisui House	9,600	182,785
Seven & i Holdings	4,500	153,945
Seven Bank	24,200	68,883
SG Holdings	1,200	39,139
Shimadzu	600	16,304
Shimano	200	36,747
Shimizu	15,000	126,774
Shin-Etsu Chemical	3,600	422,367
Shinsei Bank	7,000	89,187
Shionogi	600	35,406
Shiseido	300	18,254
SMC	200	100,945
Softbank	8,900	112,871
Sohgo Security Services	1,600	78,604
Sompo Holdings	1,100	39,091
Sony	9,100	584,335
Square Enix Holdings	2,700	130,977
Subaru	3,700	81,674
SUMCO	4,300	66,633
Sumitomo	2,200	26,485
Sumitomo Electric Industries	2,100	24,451
Sumitomo Heavy Industries	1,100	25,181
Sumitomo Mitsui Financial Group	3,200	92,444
Sumitomo Mitsui Trust Holdings	2,700	79,411
Sundrug	3,800	128,010
Suzuken	1,000	36,306
Sysmex	900	71,956
Taiheiyo Cement	800	18,923
Taiyo Nippon Sanso	5,500	92,518
TDK	2,400	224,835
Teijin	4,900	80,146
Terumo	2,100	82,430
THK	700	18,230
Tobu Railway	500	17,691
Toho	900	33,045
Toho Gas	1,800	88,604
Tokio Marine Holdings	2,800	121,185
Tokyo Electron	1,300	261,416

10

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Tokyo Gas	3,200	$76,280
Toppan Printing	6,400	109,475
Tosoh	4,200	58,569
Toyo Suisan Kaisha	1,800	94,040
Toyoda Gosei	4,500	96,600
Toyota Industries	2,200	112,374
Toyota Motor	15,100	946,049
Toyota Tsusho	700	17,724
Tsuruha Holdings	1,100	162,497
Unicharm	1,200	44,805
Welcia Holdings	2,400	201,440
West Japan Railway	1,400	90,198
Yamada Denki	14,500	70,442
Yamaha	600	29,185
Yamazaki Baking	4,100	73,399
Yokogawa Electric	1,500	21,642
Yokohama Rubber	2,000	30,201
Z Holdings	41,500	169,611
		19,358,654
MALAYSIA — 0.2%
AMMB Holdings	35,200	25,716
Carlsberg Brewery Malaysia	3,000	20,003
Gamuda	99,600	89,428
Hartalega Holdings	39,600	114,486
Hong Leong Financial Group	3,700	11,418
Malaysia Airports Holdings	10,500	12,077
MISC	37,100	70,967
RHB Bank	26,400	29,007
Telekom Malaysia	138,600	134,972
Tenaga Nasional	16,000	41,510
		549,584
MEXICO — 0.3%
America Movil ADR, Cl L	16,728	221,813
Fibra Uno Administracion ‡	76,662	58,807
Grupo Aeroportuario del Pacifico, Cl B	9,300	61,903
Grupo Financiero Banorte, Cl O	3,435	10,464
Grupo Mexico	24,400	52,564
Kimberly-Clark de Mexico, Cl A	52,614	81,907
Megacable Holdings	6,200	18,733
Promotora y Operadora de Infraestructura *	2,830	21,380
Wal-Mart de Mexico	22,400	56,064
		583,635
NETHERLANDS — 0.6%
Altice Europe *	22,229	89,519
ASML Holding	2,742	900,423
Galapagos *	598	121,532
Heineken	416	38,226
Koninklijke Ahold Delhaize	1,524	38,582
Koninklijke DSM	888	113,673
Koninklijke KPN	13,687	33,601
Koninklijke Philips	858	39,090
Koninklijke Vopak	1,389	76,232
Randstad	1,895	80,049

11

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Wolters Kluwer	1,455	$116,041
		1,646,968
NORWAY — 0.1%
Gjensidige Forsikring	3,808	69,118
Orkla	10,695	96,231
Schibsted, Cl B	962	23,091
		188,440
PHILIPPINES — 0.1%
Globe Telecom	1,945	88,180
International Container Terminal Services	8,270	14,324
Megaworld	229,700	12,986
PLDT	685	17,282
Robinsons Land	149,100	43,591
		176,363
POLAND — 0.1%
CD Projekt *	1,598	162,194
Cyfrowy Polsat	10,802	70,471
Dino Polska *	283	12,953
Orange Polska	49,341	80,284
Polski Koncern Naftowy ORLEN	1,339	22,334
Powszechna Kasa Oszczednosci Bank Polski	4,038	22,501
		370,737
PORTUGAL — 0.1%
Jeronimo Martins SGPS *	8,576	146,958
SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	19,500	43,268
CapitaLand Mall Trust ‡	35,900	51,693
ComfortDelGro	28,500	29,122
Mapletree Commercial Trust ‡	25,300	35,931
Singapore Technologies Engineering	8,700	19,698
Venture	1,400	15,257
Wilmar International	63,300	178,778
		373,747
SOUTH AFRICA — 0.5%
Absa Group	6,471	30,187
Anglo American Platinum	4,657	295,697
AngloGold Ashanti ADR	9,481	232,853
Aspen Pharmacare Holdings	3,176	25,490
Bidvest Group	1,323	11,466
Capitec Bank Holdings	279	13,505
Clicks Group	6,929	92,057
Gold Fields ADR	22,785	175,900
Impala Platinum Holdings	18,087	122,489
Investec	16,653	28,986
Kumba Iron Ore	407	11,071
Liberty Holdings	3,634	12,887
Momentum Metropolitan Holdings	69,059	67,495
MTN Group	10,049	31,025
RMB Holdings	5,086	15,421
Sanlam	4,220	13,649
Sibanye Stillwater *	68,981	128,127

12

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Standard Bank Group	2,218	$12,881
Vodacom Group	14,728	106,059
		1,427,245
SOUTH KOREA — 1.6%
BGF retail	136	18,419
Cheil Worldwide	2,043	27,454
Coway	603	32,456
Daelim Industrial	416	31,118
Doosan Bobcat	829	15,884
Fila Korea	430	13,454
GS Retail	371	12,795
Hanon Systems	2,992	23,572
Hyundai Glovis	618	56,407
Hyundai Mobis	1,077	172,401
Kakao	638	136,496
Kangwon Land	788	15,388
KB Financial Group	5,050	139,135
Kia Motors	5,045	139,909
KMW *	199	9,399
Korea Investment Holdings	2,047	87,581
Korea Zinc	311	94,953
LG	313	16,016
LG Electronics	373	17,974
LG Innotek	743	89,005
Meritz Securities	4,231	11,235
NAVER	1,516	277,536
NCSoft	263	168,416
Orion	343	36,690
Posco International	4,499	58,232
Samsung Card	3,166	75,663
Samsung Electronics	56,763	2,339,416
Samsung Engineering *	5,541	54,255
Samsung Securities	1,240	28,106
Shinhan Financial Group	1,517	36,953
Shinsegae	110	21,806
SK Hynix	2,761	184,011
SK Telecom	57	9,949
		4,452,084
SPAIN — 0.2%
Aena SME	339	48,353
Grifols	838	26,206
Iberdrola	41,598	447,605
Industria de Diseno Textil	1,078	30,135
		552,299
SWEDEN — 0.7%
Assa Abloy, Cl B	5,254	107,232
Atlas Copco, Cl A	10,110	398,085
Epiroc, Cl A	4,036	44,950
Essity, Cl B	2,231	74,074
Hennes & Mauritz, Cl B	13,560	205,879
Investor, Cl B	1,869	99,482
L E Lundbergforetagen, Cl B	2,653	131,915
Sandvik	10,385	173,306
Securitas, Cl B	1,928	25,673

13

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Skandinaviska Enskilda Banken, Cl A	5,210	$45,288
Skanska, Cl B	6,668	133,464
SKF, Cl B	8,895	163,971
Swedish Match	1,128	78,482
Tele2, Cl B	4,405	58,763
Volvo, Cl B	10,800	153,484
		1,894,048
SWITZERLAND — 2.3%
Adecco Group	2,567	122,453
Baloise Holding	412	58,731
Chocoladefabriken Lindt & Spruengli	10	83,590
EMS-Chemie Holding	88	65,133
Geberit	375	182,518
Givaudan	28	100,851
Kuehne + Nagel International	1,107	159,638
LafargeHolcim	1,955	80,766
Lonza Group	195	95,917
Nestle	13,464	1,464,224
Novartis	8,815	766,487
Partners Group Holding	42	34,866
Roche Holding	4,796	1,657,985
Sika	313	53,865
Sonova Holding	675	148,321
Straumann Holding	52	42,247
Swiss Life Holding	554	195,223
Swiss Prime Site	739	68,732
Swisscom	403	210,352
Vifor Pharma	876	133,947
Zurich Insurance Group	1,153	371,975
		6,097,821
TAIWAN — 3.1%
Accton Technology	19,000	153,617
Acer	39,000	21,314
Advantech	9,000	89,533
Airtac International Group	1,000	17,280
ASE Technology Holding	64,000	132,544
Asia Cement	92,000	133,777
Asustek Computer	8,000	56,267
Catcher Technology	20,000	146,469
Cathay Financial Holding	67,000	89,604
Chailease Holding	23,110	90,038
Chang Hwa Commercial Bank	134,420	84,311
Chicony Electronics	39,000	112,253
China Life Insurance	15,000	10,397
Chunghwa Telecom	25,000	92,078
Compal Electronics	18,000	11,482
CTBC Financial Holding	258,000	171,972
Delta Electronics	8,000	36,873
E.Sun Financial Holding	205,215	182,764
Eclat Textile	3,000	31,038
Eva Airways	92,310	33,881
Far Eastern New Century	48,000	43,184
Feng TAY Enterprise	3,900	23,619
First Financial Holding	144,650	110,157
Formosa Petrochemical	11,000	32,179

14

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Foxconn Technology	40,000	$72,026
Fubon Financial Holding	52,000	73,614
Giant Manufacturing	9,000	70,884
Globalwafers	8,000	96,900
Hon Hai Precision Industry	154,000	390,776
Hotai Motor	6,000	107,884
Hua Nan Financial Holdings	81,872	53,151
Inventec	79,000	64,381
Lite-On Technology	75,000	120,373
MediaTek	22,000	341,936
Mega Financial Holding	77,000	78,985
Micro-Star International	39,000	131,996
Nan Ya Plastics	5,000	10,502
Nanya Technology	64,000	128,909
Nien Made Enterprise	2,000	17,202
Novatek Microelectronics	27,000	185,700
Pegatron	74,000	159,999
Phison Electronics	7,000	64,640
Pou Chen	43,000	42,469
Powertech Technology	41,000	133,528
President Chain Store	1,000	9,862
Quanta Computer	44,000	102,986
Realtek Semiconductor	22,000	190,937
Shanghai Commercial & Savings Bank *	37,843	54,015
Shin Kong Financial Holding	267,872	74,711
SinoPac Financial Holdings	246,000	96,950
Standard Foods	39,000	82,756
Synnex Technology International	54,000	79,996
Taishin Financial Holding	178,000	77,318
Taiwan Business Bank	201,450	71,270
Taiwan Cement	110,973	157,651
Taiwan Cooperative Financial Holding	154,500	104,984
Taiwan Semiconductor Manufacturing ADR	38,315	1,928,394
Uni-President Enterprises	12,000	29,158
United Microelectronics	310,000	159,919
Vanguard International Semiconductor	29,000	71,391
Walsin Technology	13,000	81,609
Win Semiconductors	12,000	103,970
Winbond Electronics	192,000	88,914
Wistron	146,000	139,460
Wiwynn *	6,000	161,610
Yageo	4,000	49,831
Yuanta Financial Holding	171,000	92,791
Zhen Ding Technology Holding	50,000	200,225
		8,463,194
THAILAND — 0.1%
Advanced Info Service NVDR	17,300	104,934
Kasikornbank NVDR	4,200	12,654
Krung Thai Bank NVDR	37,000	12,080
Land & Houses NVDR	85,000	19,509
PTT NVDR	23,700	26,486
PTT Exploration & Production NVDR	30,500	80,849
Siam Commercial Bank NVDR	10,400	24,200
Srisawad NVDR	23,100	41,518
		322,230

15

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — 0.4%
Akbank T.A.S.	135,672	$113,815
Anadolu Efes Biracilik Ve Malt Sanayii	18,446	50,212
Arcelik	34,508	80,008
BIM Birlesik Magazalar	16,110	153,965
Eregli Demir ve Celik Fabrikalari *	92,010	108,823
Ford Otomotiv Sanayi	11,329	103,183
KOC Holding	62,496	146,497
Turkcell Iletisim Hizmetleri	50,123	104,379
Turkiye Garanti Bankasi	109,479	126,261
Turkiye Is Bankasi, Cl C	66,935	48,743
		1,035,886
UNITED KINGDOM — 1.4%
Admiral Group	3,929	113,351
Anglo American	959	20,201
Ashtead Group	2,476	73,741
Associated British Foods	885	20,065
AstraZeneca	5,994	638,344
Auto Trader Group	4,696	32,555
BAE Systems	32,680	201,892
Barratt Developments	26,089	161,685
Berkeley Group Holdings	3,078	155,687
British American Tobacco	6,862	271,833
Compass Group	1,799	26,333
Croda International	450	28,840
Diageo	2,000	69,486
Direct Line Insurance Group	20,769	68,043
easyJet	3,860	32,600
Experian	5,901	205,420
GlaxoSmithKline	1,261	26,193
GVC Holdings	11,478	112,141
Halma	5,137	148,991
JD Sports Fashion	16,549	135,527
Meggitt	10,457	35,901
Melrose Industries	24,797	35,633
Micro Focus International	3,076	15,479
National Grid	5,487	62,967
Next	1,478	89,405
Persimmon	6,805	192,766
RELX	3,655	84,592
Rentokil Initial	20,780	127,896
Rio Tinto	542	28,989
Sage Group	3,061	26,154
Smith & Nephew	8,886	181,622
Spirax-Sarco Engineering	369	45,133
SSE	6,343	97,469
Taylor Wimpey	82,426	147,384
Unilever	650	34,954
United Utilities Group	2,190	24,987
Whitbread	730	22,888
Wm Morrison Supermarkets	14,686	34,014
		3,831,161

16

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 0.0%
MATERIALS — 0.0%
Southern Copper	389	$14,121

Total Common Stock
(Cost $78,310,812)		81,142,531
PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Lojas Americanas (1)	19,700	104,032
Petroleo Brasileiro (1)	47,800	178,344
Telefonica Brasil (1)	13,500	118,650
Total Preferred Stock
(Cost $539,493)		401,026
SHORT-TERM INVESTMENT — 2.5%
Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (A)
(Cost $6,823,796)	6,823,796	6,823,796
Total Investments — 99.6%
(Cost $281,182,932)		$269,774,684

A list of the open futures contracts held by the Fund at May 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index	7	Jun-2020	$554,971	$603,960	$48,989
MSCI Emerging Markets	16	Jun-2020	623,222	746,320	123,098
S&P TSX 60 Index	8	Jun-2020	917,200	1,064,110	125,536
SGX Nifty 50	121	Jun-2020	2,185,735	2,302,388	116,653
			$4,281,128	$4,716,778	$414,276

A list of open total return swap agreements held by the Fund at May 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	02/16/2021	USD	2,526,534	$(342,702)	$(342,702)

Percentages are based on Net Assets of 270,801,648.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of May 31, 2020.

17

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of May 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$181,407,331	$–	$–	$181,407,331
Common Stock
Australia	2,935,743	–	–	2,935,743
Austria	64,317	–	–	64,317
Belgium	113,083	–	–	113,083
Brazil	1,166,857	–	–	1,166,857
Canada	3,288,650	–	–	3,288,650
China	1,415,027	69,657	–	1,484,684
Denmark	1,116,695	–	–	1,116,695
Finland	743,217	–	–	743,217
France	3,695,771	–	–	3,695,771
Germany	1,902,585	–	–	1,902,585
Hong Kong	1,743,512	9,395,080	–	11,138,592
Hungary	187,785	–	–	187,785
Indonesia	615,187	–	–	615,187
Italy	1,204,190	–	–	1,204,190
Japan	19,358,654	–	–	19,358,654
Malaysia	549,584	–	–	549,584
Mexico	583,635	–	–	583,635
Netherlands	1,646,968	–	–	1,646,968
Norway	188,440	–	–	188,440
Philippines	176,363	–	–	176,363
Poland	370,737	–	–	370,737
Portugal	146,958	–	–	146,958
Singapore	373,747	–	–	373,747
South Africa	1,427,245	–	–	1,427,245
South Korea	1,820,250	2,631,834	–	4,452,084
Spain	552,299	–	–	552,299
Sweden	1,894,048	–	–	1,894,048
Switzerland	6,097,821	–	–	6,097,821
Taiwan	8,260,927	202,267	–	8,463,194
Thailand	322,230	–	–	322,230
Turkey	1,035,886	–	–	1,035,886
United Kingdom	3,831,161	–	–	3,831,161
United States	14,121	–	–	14,121
Total Common Stock	68,843,693	12,298,838	–	81,142,531
Preferred Stock
Brazil	401,026	–	–	401,026
Short-Term Investment	6,823,796	–	–	6,823,796
Total Investments in Securities	$257,475,846	$12,298,838	$–	$269,774,684

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$414,276	$–	$–	$414,276
Total Return Swap^
Unrealized Depreciation	–	(342,702)	–	(342,702)
Total Other Financial Instruments	$414,276	$(342,702)	$–	$71,574

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

18

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
MAY 31, 2020
(Unaudited)

Amounts designated as “— “ are $0.

For the period ended May 31, 2020, there were no transfers in or out Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

19

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 71.2%
	Shares	Value
EQUITY FUNDS — 71.2%
Avantis Emerging Markets Equity ETF	251,424	$11,243,681
Avantis International Equity ETF	78,887	3,579,892
Avantis International Small Capital Value ETF	105,247	4,617,186
DFA Emerging Markets Core Equity Portfolio, Cl I	1,878,416	32,984,985
DFA Emerging Markets Portfolio, Cl I	10,482	250,000
DFA Emerging Markets Small Capital Portfolio, Cl I	7,494	125,000
DFA Emerging Markets Targeted Value Portfolio, Cl I	15,207	125,000
DFA International Core Equity Portfolio, Cl I	694,873	7,997,983
DFA International High Relative Profitability Portfolio, Cl I	24,777	250,000
DFA International Real Estate Securities, Cl I	3,537,347	13,052,810
DFA International Small Capital Growth Portfolio, Cl I	7,446	100,000
DFA International Small Capital Value Portfolio, Cl I	16,689	250,000
DFA International Value Portfolio, Cl I	790,378	10,614,777
DFA International Vector Equity Portfolio, Cl I	3,299,531	32,797,343
DFA Large Capital International Portfolio, Cl I	12,352	250,000
DFA Real Estate Securities Portfolio, Cl I	567,560	19,699,996
DFA US Core Equity 2 Portfolio, Cl I	2,283,362	48,041,938
DFA US High Relative Profitability Portfolio, Cl I	36,179	500,000
DFA US Large Capital Equity Portfolio, Cl I	799,676	14,770,013
DFA US Large Capital Value Portfolio, Cl I	847,826	26,172,384
DFA US Small Capital Portfolio, Cl I	8,831	250,000
DFA US Small Capital Value Portfolio, Cl I	10,024	250,000
DFA US Targeted Value Portfolio, Cl I	1,342,506	22,607,794
DFA US Vector Equity Portfolio, Cl I	3,007,815	47,523,471
iShares Edge MSCI Min Vol Global ETF	572,730	50,824,060
Schwab International Small-Capital Equity ETF	70,517	2,040,057
Vanguard Small-Capital Value ETF	47,833	5,034,901
Vanguard U.S. Value Factor ETF	86,922	5,057,322
Vanguard US Quality Factor ETF	26,529	2,042,407
Total Registered Investment Companies
(Cost $371,369,332)		363,053,000
COMMON STOCK — 26.6%

AUSTRALIA — 0.4%
Aristocrat Leisure	4,494	77,402
Aurizon Holdings	9,240	29,268
Australia & New Zealand Banking Group	1,224	14,572
Brambles	4,044	31,482

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Challenger	3,694	$12,390
Coca-Cola Amatil	16,517	96,356
Coles Group	15,350	157,462
Commonwealth Bank of Australia	1,741	73,931
CSL	2,219	409,566
Dexus ‡	2,210	13,241
Fortescue Metals Group	24,313	225,379
Goodman Group ‡	11,282	115,389
Harvey Norman Holdings	20,040	43,572
Macquarie Group	164	12,067
Magellan Financial Group	3,390	132,533
Medibank Pvt	32,156	61,053
Mirvac Group ‡	46,921	73,361
National Australia Bank	2,028	24,115
Orica	6,974	79,861
Qantas Airways	8,370	22,339
QBE Insurance Group	4,508	26,380
REA Group	934	62,471
Santos	13,500	48,345
Sonic Healthcare	4,145	77,899
Suncorp Group	3,040	18,687
Telstra	62,403	134,687
Wesfarmers	1,933	52,017
Westpac Banking	1,628	18,653
Woolworths Group	5,584	131,457
		2,275,935
AUSTRIA — 0.0%
Verbund	957	42,655
BELGIUM — 0.0%
Ageas	544	18,517
Proximus SADP	2,771	57,895
UCB	190	19,046
		95,458
BRAZIL — 0.2%
B3 - Brasil Bolsa Balcao	3,300	28,205
Banco BTG Pactual *	4,500	40,663
BB Seguridade Participacoes	10,100	48,226
BR Malls Participacoes	15,100	27,929
BRF *	6,400	27,465
CCR	5,200	14,373
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	9,217	92,446
Cosan *	4,000	48,123
IRB Brasil Resseguros S	10,600	16,050
Itausa - Investimentos Itau	13,000	21,706
JBS	26,900	110,649
Lojas Renner	2,100	15,159
Multiplan Empreendimentos Imobiliarios *	4,000	15,434
Petrobras Distribuidora *	15,700	64,168
Porto Seguro	1,000	8,705
Raia Drogasil	1,800	37,192
Sul America	9,700	81,253
TIM Participacoes ADR *	5,635	69,874

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
WEG	17,000	$132,240
		899,860
CANADA — 0.5%
Agnico Eagle Mines	575	36,788
Air Canada, Cl B *	3,910	45,153
Alimentation Couche-Tard, Cl B	6,348	198,714
AltaGas	3,641	39,085
Atco, Cl I	1,791	50,484
BCE	2,828	117,548
Brookfield Asset Management, Cl A	1,091	34,255
CAE *	2,242	33,642
Canadian Apartment Properties ‡	2,542	86,663
Canadian Pacific Railway	806	202,020
Canadian Utilities, Cl A	775	18,597
CGI, Cl A *	253	16,167
CI Financial	5,870	69,578
Constellation Software	22	25,008
Dollarama	718	24,343
Empire	1,438	32,544
Franco-Nevada	1,307	183,455
George Weston	956	69,059
Hydro One	1,426	27,632
iA Financial	2,427	77,507
IGM Financial	3,093	73,458
Intact Financial	1,593	152,075
Keyera	1,344	21,299
Kinross Gold *	27,269	177,258
Loblaw	1,835	90,840
Magna International	1,424	60,048
Manulife Financial	8,362	103,853
Metro, Cl A	800	33,363
National Bank of Canada	2,479	107,957
Onex	718	33,693
RioCan Real Estate Investment Trust ‡	1,073	11,347
Royal Bank of Canada	532	34,516
Sun Life Financial	4,250	145,787
Wheaton Precious Metals	1,224	52,735
WSP Global	1,070	69,056
		2,555,527
CHINA — 0.2%
Agricultural Bank of China, Cl A	31,800	15,161
Anhui Conch Cement, Cl A	3,288	26,314
Bank of Beijing, Cl A	26,800	18,342
Bank of China, Cl A	31,200	15,094
Bank of Communications, Cl A	23,300	16,699
Bank of Ningbo, Cl A	2,400	8,640
Bank of Shanghai, Cl A	12,297	13,946
Baoshan Iron & Steel, Cl A	13,800	9,460
BOE Technology Group, Cl A	37,000	19,275
BYD, Cl A	1,700	13,735
China Everbright Bank, Cl A	30,400	16,245
China Fortune Land Development, Cl A	3,900	11,848
China International Travel Service, Cl A	1,900	27,060
China Merchants Bank, Cl A	5,100	24,274
China Merchants Securities, Cl A *	5,500	12,829

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	$18,942
China Minsheng Banking, Cl A	24,100	19,236
China Pacific Insurance Group, Cl A	1,900	7,562
China Petroleum & Chemical, Cl A	19,200	11,135
China Railway Construction, Cl A	8,500	10,332
China Shipbuilding Industry, Cl A *	23,100	13,132
China State Construction Engineering, Cl A	14,000	9,840
China United Network Communications, Cl A	11,800	8,216
China Vanke, Cl A	6,100	22,077
China Yangtze Power, Cl A	27,400	66,765
CITIC Securities, Cl A	7,000	21,930
CRRC, Cl A	11,000	9,009
Daqin Railway, Cl A	12,600	12,039
Foshan Haitian Flavouring & Food, Cl A	1,800	29,061
Gree Electric Appliances of Zhuhai, Cl A	1,900	15,235
Guotai Junan Securities, Cl A	5,377	11,838
Haier Smart Home, Cl A	5,441	12,675
Haitong Securities, Cl A *	8,300	13,471
Hangzhou Hikvision Digital Technology, Cl A	6,307	24,293
Huatai Securities, Cl A	5,700	13,860
Huaxia Bank, Cl A	20,800	18,581
Industrial & Commercial Bank of China, Cl A	16,300	11,700
Industrial Bank, Cl A	5,400	12,218
Inner Mongolia Yili Industrial Group, Cl A	3,200	12,796
Jiangsu Hengrui Medicine, Cl A	3,600	39,832
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	13,338
Kweichow Moutai, Cl A	400	76,945
Luxshare Precision Industry, Cl A	5,704	35,794
Luzhou Laojiao, Cl A	1,900	22,780
Midea Group, Cl A	2,100	17,463
NARI Technology, Cl A	5,400	14,076
New China Life Insurance, Cl A	2,100	12,918
PetroChina, Cl A	16,800	10,017
Ping An Bank, Cl A	7,000	12,819
Ping An Insurance Group of China, Cl A	3,200	31,889
Poly Developments and Holdings Group, Cl A	9,100	18,396
SAIC Motor, Cl A	3,100	7,812
Sany Heavy Industry, Cl A	12,400	31,939
Shanghai Pudong Development Bank, Cl A	10,000	14,835
Shenwan Hongyuan Group, Cl A	19,500	11,817
Suning.com, Cl A	8,900	10,952
Tsingtao Brewery, Cl H	8,000	55,725
Wuliangye Yibin, Cl A	2,000	41,707
Yonghui Superstores, Cl A	10,200	13,348
		1,149,267
DENMARK — 0.2%
Carlsberg, Cl B	883	114,359
Chr Hansen Holding	143	13,830
Coloplast, Cl B	986	165,584
DSV Panalpina	936	99,093
Novo Nordisk, Cl B	5,269	344,340
Orsted	235	27,625
Tryg	2,346	65,726

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Vestas Wind Systems	380	$38,838
		869,395
FINLAND — 0.1%
Elisa	2,327	145,587
Kone, Cl B	2,776	185,928
Neste	639	25,823
Orion, Cl B	858	45,771
Stora Enso, Cl R	1,272	15,633
UPM-Kymmene	5,231	151,521
		570,263
FRANCE — 0.6%
Air Liquide	2,192	298,153
Amundi *	567	42,305
Arkema	209	18,245
Atos *	166	12,606
AXA	1,553	28,467
BNP Paribas *	3,229	115,811
Bouygues *	3,037	93,418
Bureau Veritas *	1,291	26,323
Carrefour	1,884	28,576
Cie de Saint-Gobain *	2,121	69,148
Cie Generale des Etablissements Michelin SCA	542	54,639
Covivio ‡	204	11,922
Credit Agricole *	7,965	69,923
Danone	373	25,516
Dassault Systemes	244	41,494
Edenred	574	23,907
Eiffage *	534	48,754
EssilorLuxottica *	1,292	166,264
Faurecia *	580	22,433
Gecina ‡	621	79,714
Hermes International	98	81,722
Iliad	281	49,454
Kering	49	25,604
Legrand	668	45,828
L'Oreal	155	45,126
LVMH Moet Hennessy Louis Vuitton	89	37,117
Safran *	331	31,704
Sanofi	5,014	489,187
Sartorius Stedim Biotech	458	124,898
Schneider Electric	3,162	317,117
SCOR *	566	13,925
Societe Generale *	2,918	43,363
Sodexo	587	39,537
Suez	4,658	52,997
Teleperformance	298	70,690
Thales	212	16,235
Veolia Environnement	1,298	28,580
Vinci	621	57,236
		2,847,938
GERMANY — 0.3%
adidas *	47	12,398
Allianz	1,615	293,003

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Aroundtown *	3,391	$18,668
Bayer	3,007	203,550
Brenntag	1,520	80,321
Carl Zeiss Meditec	737	75,948
Delivery Hero *	201	19,441
Deutsche Boerse	247	40,688
Deutsche Post	4,650	145,504
Evonik Industries	1,541	38,097
GEA Group	1,917	57,301
Hannover Rueck	1,261	203,206
HeidelbergCement	274	13,660
KION Group	380	21,333
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	492	111,780
Puma *	269	19,265
RWE	433	14,391
SAP	94	11,900
Symrise, Cl A	632	69,192
United Internet	287	11,808
		1,461,454
HONG KONG — 1.7%
Agile Group Holdings	22,000	22,756
Agricultural Bank of China, Cl H	270,000	109,431
Alibaba Health Information Technology *	10,000	23,639
Anhui Conch Cement, Cl H	33,500	252,554
ANTA Sports Products	10,000	89,557
ASM Pacific Technology	2,100	19,404
Bank of China, Cl H	433,000	158,823
BYD Electronic International	25,000	48,368
China Aoyuan Group	80,000	85,567
China Conch Venture Holdings	9,000	40,514
China Construction Bank, Cl H	858,000	676,901
China Everbright Bank, Cl H	197,000	80,120
China Jinmao Holdings Group	12,000	8,355
China Lesso Group Holdings	76,000	92,345
China Medical System Holdings	81,000	92,970
China Merchants Bank, Cl H	85,500	403,615
China Minsheng Banking, Cl H	397,000	276,615
China Mobile	31,000	218,103
China National Building Material, Cl H	116,000	130,970
China Oilfield Services, Cl H	22,000	19,272
China Overseas Land & Investment	34,000	104,391
China Railway Construction, Cl H	51,500	46,413
China Resources Beer Holdings	2,000	10,663
China Resources Cement Holdings	86,000	108,864
China Resources Gas Group	4,000	21,831
China Resources Land	46,000	182,865
China Shenhua Energy, Cl H	35,500	65,114
China Vanke, Cl H	37,500	122,526
CIFI Holdings Group	134,000	97,342
CLP Holdings	1,500	14,709
CNOOC	77,000	86,877
Country Garden Holdings	36,000	44,823
Country Garden Services Holdings	27,000	127,824
CSPC Pharmaceutical Group	62,000	122,663
Dali Foods Group	34,500	22,001

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
ENN Energy Holdings	2,900	$34,125
Geely Automobile Holdings	32,000	44,163
Great Wall Motor, Cl H	140,000	89,428
Guangdong Investment	24,000	47,481
Haier Electronics Group	30,000	84,381
Haitian International Holdings	6,000	12,800
Hang Lung Properties	6,000	12,709
Hang Seng Bank	700	10,689
Hong Kong & China Gas	7,000	11,830
Industrial & Commercial Bank of China, Cl H	848,000	549,481
Innovent Biologics *	6,000	32,858
Kingboard Laminates Holdings	26,000	22,866
Kingdee International Software Group	8,000	14,238
KWG Group Holdings	77,000	108,561
Li Ning	46,500	157,016
Logan Property Holdings	68,000	102,323
Longfor Group Holdings	32,000	145,956
Meituan Dianping, Cl B *	23,400	445,175
MTR	2,500	12,054
New World Development	10,000	10,145
Nine Dragons Paper Holdings	79,000	69,690
PICC Property & Casualty, Cl H	132,000	115,075
Ping An Healthcare and Technology *	7,000	93,142
Ping An Insurance Group of China, Cl H	1,000	9,962
Postal Savings Bank of China, Cl H	235,000	150,033
Seazen Group	8,000	7,458
Shandong Weigao Group Medical Polymer, Cl H	68,000	119,682
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	8,044
Shenzhen International Holdings	16,000	26,798
Shenzhen Investment	96,000	29,704
Shimao Property Holdings	34,500	144,443
Sinotruk Hong Kong	19,000	46,473
Sun Art Retail Group	44,500	68,253
Sun Hung Kai Properties	7,000	81,235
Sunac China Holdings	35,000	147,807
Techtronic Industries	4,500	39,366
Tencent Holdings	11,100	601,450
Tingyi Cayman Islands Holding	24,000	41,432
Uni-President China Holdings	32,000	33,321
Want Want China Holdings	71,000	51,321
Weichai Power, Cl H	86,000	150,372
WH Group	81,500	71,060
Wheelock	8,000	54,264
Yanzhou Coal Mining, Cl H	64,000	49,063
Yihai International Holding	12,000	108,053
Yuexiu Property	76,000	13,685
Yuzhou Properties	173,000	71,224
Zhongsheng Group Holdings	22,500	116,375
Zoomlion Heavy Industry Science and Technology *	142,600	117,787
		8,613,636
HUNGARY — 0.0%
OTP Bank Nyrt *	3,051	101,564

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HUNGARY — continued
Richter Gedeon Nyrt	1,947	$42,400
		143,964
INDONESIA — 0.1%
Adaro Energy	1,258,600	95,535
Bank Mandiri Persero	210,900	64,938
Bank Negara Indonesia Persero	44,200	11,669
Bank Rakyat Indonesia Persero	618,900	126,001
Bumi Serpong Damai *	234,500	10,265
Indofood Sukses Makmur	192,400	75,847
Pakuwon Jati	539,900	13,437
XL Axiata	402,400	71,865
		469,557
IRELAND — 0.0%
Globe Life	536	41,283
ITALY — 0.2%
Assicurazioni Generali	2,132	29,636
Enel	45,606	350,869
Ferrari	670	113,756
Intesa Sanpaolo *	19,011	32,809
Poste Italiane	3,784	33,203
Prysmian	3,691	79,071
Recordati	499	22,737
Snam	8,262	38,505
STMicroelectronics	6,847	171,306
Terna Rete Elettrica Nazionale	9,883	66,824
		938,716
JAPAN — 3.0%
ABC-Mart	1,600	97,159
Acom	12,000	48,917
Advantest	2,900	143,721
AGC *	500	14,162
Air Water	1,600	23,328
Ajinomoto	4,800	81,666
Alfresa Holdings	1,000	20,135
Amada Holdings	5,000	44,591
Aozora Bank	1,600	29,715
Asahi Intecc	500	15,311
Astellas Pharma	10,300	183,049
Bandai Namco Holdings	2,500	138,992
Benesse Holdings	1,600	43,298
Bridgestone	3,200	106,113
Brother Industries	4,800	90,670
Calbee	1,200	34,678
Casio Computer	6,700	118,192
Central Japan Railway	200	34,194
Chiba Bank	16,900	80,262
Chubu Electric Power	4,700	63,220
Chugai Pharmaceutical	1,800	265,775
Credit Saison	4,900	58,326
Dai Nippon Printing	3,100	70,442
Daiichi Sankyo	2,900	271,429
Daikin Industries	1,200	176,721
Denso	1,300	49,834

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Disco	500	$111,690
East Japan Railway	500	39,186
Eisai	400	31,401
Fuji Electric	500	13,358
FUJIFILM Holdings	3,400	157,243
Fujitsu	1,400	144,233
Hakuhodo DY Holdings	2,200	27,319
Hamamatsu Photonics	500	22,636
Hikari Tsushin	500	109,640
Hino Motors *	8,300	56,100
Hirose Electric	300	35,856
Hisamitsu Pharmaceutical *	800	40,321
Hitachi	6,500	208,564
Hitachi Metals *	3,900	44,852
Honda Motor	2,200	56,991
Hoshizaki	1,000	80,700
Hoya	2,900	272,214
Hulic	5,100	51,611
ITOCHU	9,400	201,488
Itochu Techno-Solutions	2,300	77,947
J Front Retailing	1,500	12,738
Japan Airport Terminal	500	21,995
Japan Prime Realty Investment ‡	6	18,330
Japan Real Estate Investment ‡	14	76,414
JSR	4,400	86,251
Kakaku.com	1,500	36,264
Kamigumi	1,600	31,269
Kansai Electric Power *	1,400	13,946
Kansai Paint	3,100	64,216
Kao	300	24,067
KDDI	10,100	294,195
Keihan Holdings	1,500	71,200
Keio *	500	29,665
Keyence	100	41,062
Kikkoman *	300	15,092
Kobayashi Pharmaceutical	300	26,730
Kose *	100	12,531
Kurita Water Industries	500	13,861
Kyocera	2,100	113,644
Kyowa Hakko Kirin	1,500	40,724
Lawson	900	49,723
Lion	800	18,348
LIXIL Group	3,200	44,576
M3 *	3,900	157,087
Marubeni	4,300	20,863
Marui Group	1,100	19,845
Medipal Holdings	3,300	65,421
MEIJI Holdings	500	37,616
Minebea Mitsumi	4,900	86,034
Mitsubishi	700	16,324
Mitsubishi Electric	12,600	165,848
Mitsubishi Estate	1,200	19,057
Mitsubishi Gas Chemical	7,200	107,330
Mitsubishi Heavy Industries	1,100	28,497
Mitsubishi UFJ Financial Group	36,700	151,515
Mitsubishi UFJ Lease & Finance	17,700	86,396
Mitsui	5,900	89,492

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
MonotaRO	400	$14,537
MS&AD Insurance Group Holdings	4,300	125,978
Murata Manufacturing	4,400	245,830
Nabtesco	1,200	37,438
Nagoya Railroad	700	21,088
Nexon	3,700	77,079
NGK Insulators	3,400	49,933
NGK Spark Plug *	1,600	25,796
NH Foods	700	25,899
Nintendo	700	282,923
Nippon Building Fund ‡	8	50,108
Nippon Paint Holdings *	400	27,856
Nippon Prologis REIT ‡	4	11,280
Nippon Telegraph & Telephone	12,000	271,666
Nisshin Seifun Group	1,500	23,372
Nitori Holdings	800	145,058
Nitto Denko *	1,300	70,386
Nomura Holdings	39,100	167,779
Nomura Real Estate Holdings	4,400	81,359
Nomura Real Estate Master Fund ‡	13	15,984
Nomura Research Institute	5,700	151,096
NTT Data	1,100	12,699
Obayashi	8,300	76,742
Obic	100	17,333
Oji Holdings	2,500	12,547
Olympus	12,400	215,766
Omron	2,300	152,547
Ono Pharmaceutical	2,500	71,369
Oracle Japan *	500	58,533
Oriental Land *	200	28,967
ORIX	11,500	152,332
Osaka Gas	3,200	63,896
Otsuka	2,100	101,330
Otsuka Holdings	3,200	144,496
Pan Pacific International Holdings	3,500	70,461
Panasonic	10,400	92,986
PeptiDream *	300	13,464
Persol Holdings	1,400	18,514
Recruit Holdings	3,700	127,545
Renesas Electronics *	7,000	36,961
Ricoh	2,600	19,192
Rinnai	900	75,734
Rohm	700	47,491
Sankyo	1,100	28,302
Santen Pharmaceutical	4,500	83,039
Secom	700	60,583
Sega Sammy Holdings *	5,400	70,419
Sekisui Chemical	5,300	74,139
Sekisui House	7,300	138,993
Seven & i Holdings	3,500	119,735
Seven Bank	18,300	52,089
SG Holdings	800	26,093
Shimadzu	700	19,021
Shimano	200	36,747
Shimizu	11,500	97,193
Shin-Etsu Chemical	2,800	328,507
Shinsei Bank	5,400	68,801

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Shionogi	400	$23,604
Shiseido *	200	12,169
SMC	200	100,945
Softbank	7,400	93,848
Sohgo Security Services	1,300	63,866
Sompo Holdings	1,000	35,537
Sony	7,100	455,910
Square Enix Holdings	2,100	101,871
Subaru	2,800	61,807
SUMCO	3,800	58,885
Sumitomo	2,200	26,485
Sumitomo Electric Industries	1,600	18,630
Sumitomo Heavy Industries	700	16,024
Sumitomo Mitsui Financial Group	2,300	66,444
Sumitomo Mitsui Trust Holdings	2,100	61,764
Sundrug	2,900	97,692
Suntory Beverage & Food	500	20,400
Suzuken	600	21,784
Sysmex	700	55,966
Taiheiyo Cement	600	14,193
Taiyo Nippon Sanso	4,100	68,968
TDK	1,800	168,626
Teijin	4,100	67,061
Terumo	1,800	70,654
THK	500	13,021
Tobu Railway *	400	14,153
Toho	700	25,701
Toho Gas *	1,400	68,914
Tokio Marine Holdings	2,200	95,217
Tokyo Electron	1,100	221,198
Tokyo Gas	2,500	59,594
Toppan Printing	4,700	80,396
Tosoh	2,900	40,440
Toyo Suisan Kaisha	1,500	78,367
Toyoda Gosei *	3,600	77,280
Toyota Industries *	1,800	91,942
Toyota Motor	11,600	726,766
Toyota Tsusho	700	17,724
Tsuruha Holdings	900	132,952
Unicharm	900	33,604
Welcia Holdings	1,900	159,474
West Japan Railway	1,300	83,755
Yamada Denki	11,500	55,868
Yamaha	400	19,457
Yamazaki Baking	3,100	55,497
Yokogawa Electric	900	12,985
Yokohama Rubber *	1,400	21,141
Z Holdings *	32,400	132,419
		15,133,425
MALAYSIA — 0.1%
AMMB Holdings	30,600	22,355
Carlsberg Brewery Malaysia	2,300	15,336
Gamuda	78,300	70,303
Hartalega Holdings	29,900	86,443
Hong Leong Financial Group	2,500	7,715
MISC	27,200	52,030

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
RHB Bank	24,600	$27,029
Sime Darby	23,500	11,318
Telekom Malaysia	108,100	105,271
Tenaga Nasional	11,600	30,095
		427,895
MEXICO — 0.1%
America Movil ADR, Cl L	12,889	170,908
Fibra Uno Administracion ‡	61,055	46,835
Grupo Aeroportuario del Pacifico, Cl B	7,000	46,594
Grupo Mexico	18,500	39,854
Kimberly-Clark de Mexico, Cl A	40,630	63,250
Megacable Holdings	5,300	16,014
Promotora y Operadora de Infraestructura	2,510	18,962
Wal-Mart de Mexico	17,200	43,049
		445,466
NETHERLANDS — 0.2%
Altice Europe *	17,596	70,861
ASML Holding	2,172	713,246
Galapagos *	460	93,486
Heineken	525	48,242
Koninklijke Ahold Delhaize	802	20,304
Koninklijke DSM	639	81,799
Koninklijke KPN	8,155	20,021
Koninklijke Philips *	500	22,780
Koninklijke Vopak	1,067	58,560
Randstad *	1,484	62,688
Wolters Kluwer	998	79,594
		1,271,581
NORWAY — 0.0%
Gjensidige Forsikring *	3,242	58,845
Orkla	7,703	69,310
Schibsted, Cl B *	735	17,642
		145,797
PHILIPPINES — 0.0%
Globe Telecom	1,540	69,819
International Container Terminal Services	5,850	10,132
Megaworld	258,600	14,620
PLDT	475	11,984
Robinsons Land	124,700	36,457
		143,012
POLAND — 0.1%
CD Projekt *	1,253	127,178
Cyfrowy Polsat	9,597	62,610
Dino Polska *	183	8,376
Orange Polska *	35,083	57,084
Polski Koncern Naftowy ORLEN	783	13,060
Powszechna Kasa Oszczednosci Bank Polski	3,294	18,355
		286,663
PORTUGAL — 0.0%
Jeronimo Martins SGPS	6,587	112,874

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	15,000	$33,283
CapitaLand Mall Trust ‡	27,000	38,878
ComfortDelGro	23,800	24,319
Mapletree Commercial Trust ‡	21,400	30,392
Oversea-Chinese Banking	2,100	12,737
Singapore Technologies Engineering	6,400	14,490
Venture	1,400	15,257
Wilmar International	45,600	128,788
		298,144
SOUTH AFRICA — 0.2%
Absa Group	3,746	17,475
Anglo American Platinum	3,538	224,646
AngloGold Ashanti ADR	7,291	179,067
Aspen Pharmacare Holdings *	2,404	19,294
Bidvest Group	1,064	9,221
Capitec Bank Holdings	297	14,377
Clicks Group	5,288	70,255
Gold Fields ADR	17,459	134,783
Impala Platinum Holdings	14,582	98,752
Investec	11,654	20,285
Kumba Iron Ore	310	8,432
Liberty Holdings	2,853	10,118
Momentum Metropolitan Holdings	51,957	50,780
MTN Group	7,730	23,866
RMB Holdings	4,213	12,774
Sanlam	3,752	12,135
Sibanye Stillwater *	53,377	99,143
SPAR Group	800	8,018
Standard Bank Group	1,962	11,395
Vodacom Group	11,367	81,856
		1,106,672
SOUTH KOREA — 0.7%
BGF retail	107	14,491
Cheil Worldwide	1,608	21,608
Coway	466	25,082
Daelim Industrial	346	25,882
Doosan Bobcat	627	12,014
Fila Korea	353	11,045
GS Retail	353	12,174
Hanon Systems	2,490	19,617
Hyundai Glovis	438	39,978
Hyundai Mobis	815	130,461
Kakao	482	103,121
Kangwon Land	731	14,275
KB Financial Group	3,913	107,809
Kia Motors	3,952	109,598
KMW *	153	7,227
Korea Investment Holdings	1,572	67,258
Korea Zinc	246	75,107
LG Electronics	297	14,312
LG Innotek	574	68,760
Meritz Securities	3,619	9,610
NAVER	1,172	214,559
NCSoft	203	129,994
Orion	261	27,918

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Posco International	3,538	$45,793
Samsung Card	2,458	58,742
Samsung Electronics	43,593	1,796,631
Samsung Engineering *	3,889	38,079
Samsung Securities	930	21,079
Shinhan Financial Group	995	24,237
Shinsegae	87	17,247
SK Hynix	2,169	144,556
SK Telecom	47	8,203
		3,416,467
SPAIN — 0.1%
Aena SME *	324	46,213
Grifols	668	20,890
Iberdrola	32,991	354,992
Industria de Diseno Textil *	1,023	28,598
		450,693
SWEDEN — 0.3%
Assa Abloy, Cl B	3,548	72,413
Atlas Copco, Cl A	7,734	304,529
Epiroc, Cl A	2,442	27,197
Essity, Cl B *	1,600	53,124
Hennes & Mauritz, Cl B *	10,536	159,967
Investor, Cl B *	2,074	110,394
L E Lundbergforetagen, Cl B *	2,143	106,556
Sandvik *	7,737	129,116
Securitas, Cl B *	1,108	14,754
Skandinaviska Enskilda Banken, Cl A *	3,382	29,398
Skanska, Cl B *	5,212	104,321
SKF, Cl B	6,570	121,112
Swedish Match	983	68,394
Tele2, Cl B	3,954	52,747
Volvo, Cl B *	7,668	108,974
		1,462,996
SWITZERLAND — 1.0%
Adecco Group	1,830	87,296
Baloise Holding	364	51,889
Chocoladefabriken Lindt & Spruengli	8	66,872
EMS-Chemie Holding	77	56,992
Geberit	316	153,802
Givaudan	24	86,444
Kuehne + Nagel International *	809	116,664
LafargeHolcim	1,309	54,078
Lonza Group	142	69,847
Nestle	10,564	1,148,846
Novartis	6,843	595,016
Partners Group Holding	76	63,091
Roche Holding	3,726	1,288,084
Sika	290	49,907
Sonova Holding	543	119,316
Straumann Holding	47	38,184
Swiss Life Holding	411	144,831
Swiss Prime Site	605	56,269
Swisscom	309	161,287
Temenos	225	34,697

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Vifor Pharma	688	$105,201
Zurich Insurance Group	965	311,323
		4,859,936
TAIWAN — 1.3%
Accton Technology	15,000	121,276
Acer	42,000	22,953
Advantech	6,000	59,689
Airtac International Group	1,000	17,280
ASE Technology Holding	51,000	105,621
Asia Cement	71,000	103,241
Asustek Computer	6,000	42,200
Catcher Technology	15,000	109,852
Cathay Financial Holding	47,000	62,856
Chailease Holding	17,870	69,622
Chang Hwa Commercial Bank	106,780	66,975
Chicony Electronics	29,000	83,470
China Life Insurance	12,000	8,317
Chunghwa Telecom	21,000	77,346
Compal Electronics	17,000	10,844
CTBC Financial Holding	193,000	128,646
Delta Electronics	9,000	41,483
E.Sun Financial Holding	163,371	145,498
Eclat Textile	2,000	20,692
Eva Airways	75,117	27,571
Far Eastern New Century	32,000	28,789
Feng TAY Enterprise	3,400	20,591
First Financial Holding	104,400	79,505
Formosa Petrochemical	9,000	26,328
Formosa Taffeta	7,000	7,985
Foxconn Technology	31,000	55,820
Fubon Financial Holding	36,000	50,964
Giant Manufacturing	8,000	63,008
Globalwafers	7,000	84,788
Hon Hai Precision Industry	122,000	309,575
Hotai Motor	5,000	89,903
Hua Nan Financial Holdings	47,000	30,512
Inventec	60,000	48,897
Lite-On Technology	57,000	91,484
MediaTek	17,000	264,223
Mega Financial Holding	55,000	56,418
Micro-Star International	30,000	101,535
Nan Ya Plastics	4,000	8,401
Nanya Technology	47,000	94,668
Nien Made Enterprise	2,000	17,202
Novatek Microelectronics	21,000	144,433
Pegatron	57,000	123,242
Phison Electronics	5,000	46,171
Pou Chen	32,000	31,605
Powertech Technology	32,000	104,217
President Chain Store	1,000	9,862
Quanta Computer	36,000	84,261
Realtek Semiconductor	18,000	156,221
Shanghai Commercial & Savings Bank	33,518	47,842
Shin Kong Financial Holding	192,622	53,723
SinoPac Financial Holdings	200,000	78,821
Standard Foods	31,000	65,780

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Synnex Technology International	42,000	$62,219
Taishin Financial Holding	127,000	55,165
Taiwan Business Bank	172,150	60,904
Taiwan Cement	88,940	126,350
Taiwan Cooperative Financial Holding	124,630	84,687
Taiwan Semiconductor Manufacturing ADR	28,236	1,421,118
Uni-President Enterprises	9,000	21,868
United Microelectronics	202,000	104,205
Vanguard International Semiconductor	23,000	56,620
Walsin Technology	10,000	62,776
Win Semiconductors	9,000	77,977
Winbond Electronics	145,000	67,148
Wistron	113,000	107,938
Wiwynn	4,000	107,740
WPG Holdings	10,000	13,089
Yageo	3,000	37,373
Yuanta Financial Holding	149,000	80,852
Zhen Ding Technology Holding	39,000	156,175
		6,506,410
THAILAND — 0.0%
Advanced Info Service NVDR	13,200	80,065
Kasikornbank NVDR	3,400	10,244
Krung Thai Bank NVDR	30,000	9,794
Land & Houses NVDR	77,400	17,765
PTT NVDR	19,400	21,680
PTT Exploration & Production NVDR	19,700	52,220
Siam Commercial Bank NVDR	5,900	13,729
Srisawad NVDR *	16,500	29,655
Thai Union Group NVDR	28,000	12,082
		247,234
TURKEY — 0.2%
Akbank T.A.S. *	105,040	88,118
Anadolu Efes Biracilik Ve Malt Sanayii *	12,799	34,840
Arcelik *	27,808	64,474
BIM Birlesik Magazalar	12,171	116,320
Eregli Demir ve Celik Fabrikalari	71,450	84,506
Ford Otomotiv Sanayi	8,800	80,149
KOC Holding	47,877	112,229
Turkcell Iletisim Hizmetleri	38,132	79,408
Turkiye Garanti Bankasi *	84,543	97,503
Turkiye Is Bankasi, Cl C *	50,485	36,764
		794,311
UNITED KINGDOM — 0.6%
Admiral Group	2,946	84,992
Anglo American	623	13,124
Ashtead Group	1,890	56,289
AstraZeneca	4,558	485,414
Auto Trader Group	3,946	27,356
BAE Systems	26,126	161,403
Barratt Developments	20,629	127,847
Berkeley Group Holdings	2,545	128,727
BP	5,088	19,318
British American Tobacco	5,124	202,983
Compass Group *	1,455	21,298

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Croda International	333	$21,342
Diageo	1,674	58,160
Direct Line Insurance Group	15,499	50,777
easyJet	2,817	23,791
Experian	4,503	156,755
GlaxoSmithKline	1,322	27,460
GVC Holdings *	10,016	97,857
Halma	3,072	89,099
Healthpeak Properties ‡	2,311	56,943
JD Sports Fashion	12,599	103,178
Meggitt	8,245	28,307
Melrose Industries	19,270	27,691
Mondi	1,654	31,043
National Grid	5,689	65,285
Next *	1,127	68,173
Persimmon *	5,595	158,490
RELX	1,830	42,354
Rentokil Initial *	17,151	105,560
Rio Tinto	279	14,922
Royal Dutch Shell, Cl A	959	15,054
Sage Group	2,743	23,437
Smith & Nephew	6,861	140,233
Spirax-Sarco Engineering	264	32,291
SSE	5,040	77,447
Taylor Wimpey *	63,318	113,218
Tesco	24,379	68,976
Unilever	464	24,952
Whitbread *	449	14,078
		3,065,624
UNITED STATES — 14.1%
COMMUNICATION SERVICES — 0.7%
Activision Blizzard	1,584	114,016
Alphabet, Cl A *	421	603,512
AT&T	30,737	948,544
Cable One	159	300,016
Electronic Arts *	473	58,122
Facebook, Cl A *	543	122,224
IAC *	137	37,041
Interpublic Group	1,858	31,790
Match Group *	1,153	102,663
New York Times, Cl A	2,034	79,794
Omnicom Group	1,256	68,816
Roku, Cl A *	509	55,741
T-Mobile US *	4,390	439,176
Verizon Communications	5,876	337,165
Zynga, Cl A *	4,242	38,814
		3,337,434

CONSUMER DISCRETIONARY — 1.5%
Amazon.com *	352	859,715
Aptiv *	322	24,263
Aramark	2,374	61,463
AutoNation *	4,144	163,605
AutoZone *	77	88,385
Best Buy	2,962	231,303
BorgWarner	1,076	34,593

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Bright Horizons Family Solutions *	400	$44,752
Burlington Stores *	1,015	212,815
CarMax *	268	23,597
Carter's *	344	29,553
Chipotle Mexican Grill, Cl A *	26	26,102
Choice Hotels International *	455	36,777
Columbia Sportswear *	438	32,000
Dick's Sporting Goods *	723	26,071
Dollar General	2,510	480,690
Dollar Tree *	357	34,939
Domino's Pizza	349	134,658
DR Horton	4,934	272,850
eBay	991	45,130
Floor & Decor Holdings, Cl A *	582	30,264
Garmin	2,515	226,778
General Motors *	892	23,085
Gentex	5,869	155,176
Genuine Parts	462	38,535
Graham Holdings, Cl B	124	44,421
Grand Canyon Education *	399	38,938
H&R Block	1,698	28,866
Hasbro	335	24,626
Home Depot	3,731	927,079
Leggett & Platt	1,690	51,697
Lennar, Cl A	3,691	223,158
LKQ *	5,760	158,170
Lululemon Athletica *	1,026	307,897
Newell Brands	3,089	40,620
NIKE, Cl B	786	77,484
NVR *	74	238,399
O'Reilly Automotive *	200	83,448
Penske Automotive Group *	766	27,392
Polaris	766	66,902
Pool	756	203,379
PulteGroup	6,192	210,342
Ross Stores *	677	65,642
ServiceMaster Global Holdings *	787	25,892
Skechers U.S.A., Cl A *	2,147	67,244
Starbucks	398	31,040
Target	3,846	470,481
Tempur Sealy International *	2,637	172,011
Thor Industries	1,007	86,804
TJX *	4,660	245,862
Toll Brothers	885	28,594
Tractor Supply	503	61,376
Ulta Beauty *	129	31,477
Whirlpool	198	24,120
Williams-Sonoma	2,959	246,218
Yum! Brands	378	33,918
		7,680,596

CONSUMER STAPLES — 1.3%
Brown-Forman, Cl B	1,025	67,578
Campbell Soup	4,216	214,932
Casey's General Stores	1,114	177,939
Church & Dwight	718	53,900
Clorox	174	35,888

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Coca-Cola	8,529	$398,134
Conagra Brands	6,196	215,559
Costco Wholesale	2,337	720,894
Estee Lauder, Cl A *	1,790	353,471
Flowers Foods	2,090	49,303
General Mills	3,863	243,523
Hain Celestial Group *	1,599	50,336
Hershey	1,745	236,762
Hormel Foods	1,396	68,167
Ingredion	266	22,405
Kimberly-Clark	991	140,167
Kroger	6,242	203,614
Lamb Weston Holdings	1,060	63,664
McCormick	325	56,927
Mondelez International, Cl A	1,806	94,129
Monster Beverage *	313	22,508
Philip Morris International	2,834	207,902
Pilgrim's Pride *	1,879	38,839
Post Holdings *	505	43,965
Procter & Gamble	10,381	1,203,366
Sprouts Farmers Market *	4,106	103,184
Sysco	603	33,261
Tyson Foods, Cl A	2,990	183,706
US Foods Holding *	1,142	21,858
Walmart	10,666	1,323,224
		6,649,105

ENERGY — 0.0%
Chevron	343	31,453
Phillips 66	268	20,974
		52,427

FINANCIALS — 1.5%
Aflac	2,058	75,055
Alleghany *	291	149,312
Allstate	2,061	201,586
American Express	1,373	130,531
American Financial Group	803	48,373
Ameriprise Financial	1,454	203,662
Aon, Cl A	1,154	227,280
Arch Capital Group *	5,318	150,074
Assurant	1,179	120,942
Assured Guaranty	804	20,848
Axis Capital Holdings	1,007	37,803
Bank of America	3,638	87,749
Bank of Hawaii	567	36,475
BlackRock, Cl A	391	206,698
Capital One Financial	1,224	83,281
Chubb	2,490	303,631
Cincinnati Financial	1,859	109,588
Citigroup	1,005	48,150
Citizens Financial Group	1,326	31,957
CME Group, Cl A	166	30,312
Commerce Bancshares	858	54,680
Credit Acceptance *	64	23,668
Discover Financial Services	1,327	63,046
Eaton Vance	631	22,748

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Erie Indemnity, Cl A	570	$102,737
Evercore, Cl A	481	26,508
Everest Re Group	892	176,982
Fidelity National Financial	5,222	166,582
Fifth Third Bancorp	2,852	55,300
First American Financial	2,915	147,178
First Citizens BancShares, Cl A	149	57,365
First Hawaiian	1,477	25,478
Franklin Resources	1,527	28,814
Goldman Sachs Group	1,098	215,746
Hanover Insurance Group	1,225	122,929
Hartford Financial Services Group	2,530	96,874
Intercontinental Exchange	651	63,310
JPMorgan Chase	11,232	1,092,986
Kemper	723	45,838
KeyCorp	3,120	36,972
MarketAxess Holdings	517	262,941
Marsh & McLennan	2,023	214,276
Mercury General	1,272	51,173
MetLife	3,423	123,262
MGIC Investment	2,625	21,551
Morgan Stanley	6,249	276,206
Nasdaq	752	89,082
Navient	6,333	47,118
New York Community Bancorp	6,570	66,029
Northern Trust	350	27,653
Old Republic International	5,609	87,444
PNC Financial Services Group	1,715	195,579
Popular	1,400	55,286
Primerica	604	68,639
Principal Financial Group	783	30,239
Progressive	2,106	163,594
Prudential Financial	801	48,829
Regions Financial	3,444	38,952
RenaissanceRe Holdings	890	149,395
SEI Investments	1,311	71,082
State Street	2,263	137,952
SVB Financial Group *	129	27,703
T Rowe Price Group	1,614	195,133
Travelers	861	92,110
Truist Financial	1,276	46,931
US Bancorp	1,854	65,928
Western Alliance Bancorp	2,319	88,470
WR Berkley	3,874	224,498
		7,896,103

HEALTH CARE — 2.1%
Abbott Laboratories	559	53,060
AbbVie	7,145	662,127
Alnylam Pharmaceuticals *	185	25,025
AmerisourceBergen, Cl A	1,652	157,502
Amgen	1,503	345,239
Anthem	695	204,406
Baxter International	415	37,354
Biogen *	1,001	307,397
Bio-Rad Laboratories, Cl A *	336	165,083
Bio-Techne	146	38,661

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Boston Scientific *	1,035	$39,320
Bristol-Myers Squibb	7,138	426,281
Bruker	2,004	86,733
Cardinal Health	1,376	75,253
Centene *	834	55,252
Cerner	1,528	111,391
Charles River Laboratories International *	322	57,851
Chemed	363	173,699
Cigna	1,202	237,179
CVS Health	6,009	394,010
Danaher	2,296	382,537
DaVita *	2,619	212,034
DENTSPLY SIRONA	1,773	82,480
DexCom *	482	182,345
Edwards Lifesciences *	892	200,450
Eli Lilly	2,016	308,347
Exact Sciences *	277	23,789
Exelixis *	1,275	31,505
Gilead Sciences	2,992	232,867
HCA Healthcare *	245	26,190
Henry Schein *	1,641	99,642
Hill-Rom Holdings	465	47,277
Horizon Therapeutics *	6,439	326,650
Humana	1,021	419,274
IDEXX Laboratories *	269	83,089
Johnson & Johnson	1,460	217,175
Laboratory Corp of America Holdings *	209	36,642
Masimo *	523	125,619
McKesson	1,160	184,057
Medtronic	4,787	471,902
Merck	4,460	360,011
Mettler-Toledo International *	55	43,725
Molina Healthcare *	629	116,881
Premier, Cl A *	914	31,798
Quest Diagnostics	1,935	228,872
Regeneron Pharmaceuticals *	266	163,008
ResMed	1,103	177,384
STERIS	829	137,523
Teleflex	107	38,826
Thermo Fisher Scientific	372	129,899
United Therapeutics *	424	50,011
UnitedHealth Group	3,346	1,020,028
Universal Health Services, Cl B *	1,180	124,431
Veeva Systems, Cl A *	284	62,159
Vertex Pharmaceuticals *	690	198,692
West Pharmaceutical Services	867	187,307
Zimmer Biomet Holdings	314	39,671
Zoetis, Cl A	2,687	374,541
		10,831,461

INDUSTRIALS — 1.8%
Acuity Brands	470	40,491
AECOM *	2,335	90,528
AGCO	1,515	83,673
Air Lease, Cl A	1,150	34,627
Alaska Air Group *	971	33,198
Allegion	1,479	147,456

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Allison Transmission Holdings	1,808	$68,198
AMETEK	835	76,578
Armstrong World Industries	1,162	87,603
BWX Technologies	1,471	92,040
Carlisle	1,231	147,548
CH Robinson Worldwide	395	32,046
Cintas	808	200,352
Clean Harbors *	642	38,128
Copa Holdings, Cl A *	687	30,132
Copart *	2,344	209,530
CoStar Group *	244	160,259
Cummins	1,555	263,728
Curtiss-Wright	905	90,771
Delta Air Lines *	1,747	44,042
Donaldson	573	27,189
Dover	2,179	211,908
Eaton	3,041	258,181
Emerson Electric	894	54,552
Expeditors International of Washington	712	54,375
Fastenal	4,329	178,615
Flowserve	1,351	35,261
Fortune Brands Home & Security	2,766	168,616
HD Supply Holdings *	1,308	41,477
HEICO	316	31,840
Honeywell International	1,286	187,563
Howmet Aerospace *	6,088	79,631
Hubbell, Cl B	1,115	136,498
Huntington Ingalls Industries	154	30,783
IDEX	511	81,438
IHS Markit	1,423	98,842
Illinois Tool Works	882	152,110
Ingersoll Rand *	4,398	124,024
ITT	3,041	175,466
Jacobs Engineering Group	1,942	163,167
JB Hunt Transport Services	516	61,750
JetBlue Airways *	3,665	36,907
Johnson Controls International	3,620	113,704
Kansas City Southern	893	134,414
L3Harris Technologies	399	79,581
Landstar System	300	34,878
Lennox International	292	62,441
Lockheed Martin	1,472	571,784
ManpowerGroup	1,733	119,820
Masco	5,287	246,639
Middleby *	386	26,287
Nordson	327	61,590
Northrop Grumman	979	328,161
Old Dominion Freight Line	1,417	242,434
Oshkosh	1,105	79,361
Owens Corning	3,111	163,328
PACCAR	2,250	166,185
Parker-Hannifin	361	64,969
Regal Beloit	654	52,019
Republic Services, Cl A	2,364	202,027
Robert Half International	868	44,042
Roper Technologies	292	114,989
Schneider National, Cl B	3,486	84,257

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Snap-on	615	$79,759
Southwest Airlines *	1,741	55,886
Stanley Black & Decker	297	37,259
Teledyne Technologies *	573	214,371
Timken	1,878	79,890
Toro	1,067	75,832
Trane Technologies	2,828	255,114
TransUnion	778	67,134
Union Pacific	1,092	185,487
United Rentals *	1,272	176,668
Verisk Analytics, Cl A	1,036	178,896
Waste Management	1,394	148,809
Woodward	774	53,081
WW Grainger	102	31,581
XPO Logistics *	1,670	131,613
Xylem	922	61,165
		9,186,576

INFORMATION TECHNOLOGY — 4.3%
Accenture, Cl A	2,456	495,179
Adobe *	1,183	457,348
Akamai Technologies *	1,702	180,072
Alteryx, Cl A *	172	24,758
Amdocs	877	54,602
Analog Devices	302	34,111
ANSYS *	546	154,518
Apple	14,705	4,675,308
Applied Materials	6,612	371,462
Aspen Technology *	716	75,638
Atlassian, Cl A *	160	29,648
Automatic Data Processing	399	58,450
Avalara *	2,511	268,828
Avnet	874	23,808
Booz Allen Hamilton Holding, Cl A	3,423	273,018
Broadridge Financial Solutions	659	79,805
CACI International, Cl A *	748	187,583
Cadence Design Systems *	1,598	145,881
CDW	2,105	233,466
Ciena *	1,313	72,556
Cisco Systems	1,008	48,203
Citrix Systems	346	51,250
Coupa Software *	605	137,644
DocuSign, Cl A *	827	115,565
Entegris	3,429	205,329
EPAM Systems *	413	95,254
Euronet Worldwide *	332	31,450
Fair Isaac *	423	170,321
FleetCor Technologies *	138	33,643
FLIR Systems	463	21,391
Fortinet *	567	78,926
Genpact	2,041	73,374
Global Payments	1,190	213,593
Intel	16,557	1,041,932
International Business Machines	903	112,785
Intuit	249	72,290
Jabil	5,377	160,880
Jack Henry & Associates	665	120,272

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Keysight Technologies *	2,122	$229,452
KLA	1,217	214,143
Lam Research	1,433	392,169
Leidos Holdings	2,282	240,272
LogMeIn *	325	27,593
Manhattan Associates *	1,477	130,567
Maxim Integrated Products	835	48,163
Microchip Technology	303	29,094
Micron Technology *	7,969	381,795
Microsoft	25,615	4,693,949
MongoDB, Cl A *	243	56,403
Monolithic Power Systems	100	20,975
Motorola Solutions	958	129,646
NortonLifeLock	8,916	203,106
Nuance Communications *	6,338	145,013
NVIDIA	2,580	915,952
Okta, Cl A *	237	46,352
Oracle	2,511	135,016
Paychex	901	65,124
Paycom Software *	142	42,207
PayPal Holdings *	202	31,312
Qorvo *	2,255	236,189
QUALCOMM	5,489	443,950
RingCentral, Cl A *	199	54,576
ServiceNow *	238	92,327
Skyworks Solutions	1,878	222,618
Smartsheet, Cl A *	776	44,744
Splunk *	200	37,168
SYNNEX *	1,634	174,266
Synopsys *	885	160,105
Teradyne	4,175	279,809
Texas Instruments	710	84,305
Tyler Technologies *	175	65,679
Ubiquiti	503	92,758
Universal Display	220	32,252
VeriSign *	386	84,538
Visa, Cl A	1,522	297,155
VMware, Cl A *	242	37,817
Western Union	6,842	136,977
Xerox Holdings	3,452	54,818
Zebra Technologies, Cl A *	469	122,559
Zendesk *	600	51,450
Zscaler *	321	31,487
		21,695,991

MATERIALS — 0.5%
Air Products & Chemicals	1,552	375,041
AptarGroup	500	55,695
Ardagh Group, Cl A	3,060	36,843
Avery Dennison	625	69,169
Ball	1,222	87,080
Celanese, Cl A	1,130	101,598
CF Industries Holdings	1,247	36,624
Crown Holdings *	2,749	179,867
Eagle Materials *	509	33,981
Ecolab	581	123,509
FMC	795	78,236

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Graphic Packaging Holding	8,137	$117,742
Martin Marietta Materials	849	163,084
Newmont	649	37,947
Packaging Corp of America	803	81,432
PPG Industries	1,061	107,872
Reliance Steel & Aluminum	1,887	183,039
Royal Gold	575	76,590
RPM International	1,035	77,397
Scotts Miracle-Gro	1,905	271,596
Sherwin-Williams	438	260,106
Sonoco Products	2,515	130,302
Southern Copper	262	9,511
Valvoline	1,174	21,543
Vulcan Materials	638	69,108
		2,784,912

REAL ESTATE — 0.2%
Apartment Investment & Management, Cl A ‡	1,474	54,346
CBRE Group, Cl A *	2,325	102,253
Equity Commonwealth *‡	2,003	67,501
Equity Residential ‡	727	44,027
Extra Space Storage ‡	491	47,504
Jones Lang LaSalle *	385	39,424
Kimco Realty *‡	1,911	21,231
Life Storage ‡	463	45,133
Medical Properties Trust ‡	8,885	160,641
National Retail Properties ‡	1,007	31,610
Omega Healthcare Investors ‡	1,403	43,689
Spirit Realty Capital ‡	940	26,724
Sun Communities ‡	610	83,686
Taubman Centers ‡	984	40,679
		808,448

UTILITIES — 0.2%
American Water Works	684	86,868
Atmos Energy	843	86,643
CMS Energy	804	47,098
Entergy	1,146	116,686
Eversource Energy	396	33,145
Hawaiian Electric Industries	2,190	86,417
NextEra Energy	1,364	348,584
OGE Energy	829	25,964
Southern	4,762	271,767
WEC Energy Group	417	38,251
Xcel Energy	516	33,556
		1,174,979

		72,098,032
Total Common Stock
(Cost $126,078,641)		135,248,140
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Lojas Americanas *(1)	15,200	80,268
Petroleo Brasileiro *(1)	37,600	140,288

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Telefonica Brasil (1)	10,500	$92,283
Total Preferred Stock
(Cost $426,219)		312,839
RIGHTS — 0.0%
	Number of Rights
Whitebread*
(Cost $–)	1	12
SHORT-TERM INVESTMENT — 2.0%

Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (A)
(Cost $10,292,906)	10,292,906	10,292,906
Total Investments — 99.9%
(Cost $508,167,098)		$508,906,897

A list of the open futures contracts held by the Fund at May 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	17	Jun-2020	$2,203,334	$2,585,700	$382,366
S&P TSX 60 Index	5	Jun-2020	551,438	665,069	94,987
SGX Nifty 50	90	Jun-2020	1,625,711	1,712,520	86,809
			$4,380,483	$4,963,289	$564,162

A list of open total return swap agreements held by the Fund at May 31, 2020, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	02/16/2021	USD	4,904,707	$(585,367)	$(585,367)

Percentages are based on Net Assets of $509,660,597.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of May 31, 2020.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

TSX — Toronto Stock Exchange

USD — U.S. Dollar

VOL — Volatility

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

The following table summarizes the inputs used as of May 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$363,053,000	$–	$–	$363,053,000
Common Stock
Australia	2,275,935	–	–	2,275,935
Austria	42,655	–	–	42,655
Belgium	95,458	–	–	95,458
Brazil	899,860	–	–	899,860
Canada	2,555,527	–	–	2,555,527
China	1,093,542	55,725	–	1,149,267
Denmark	869,395	–	–	869,395
Finland	570,263	–	–	570,263
France	2,847,938	–	–	2,847,938
Germany	1,461,454	–	–	1,461,454
Hong Kong	1,344,758	7,268,878	–	8,613,636
Hungary	143,964	–	–	143,964
Indonesia	469,557	–	–	469,557
Ireland	41,283	–	–	41,283
Italy	938,716	–	–	938,716
Japan	15,133,425	–	–	15,133,425
Malaysia	427,895	–	–	427,895
Mexico	445,466	–	–	445,466
Netherlands	1,271,581	–	–	1,271,581
Norway	145,797	–	–	145,797
Philippines	143,012	–	–	143,012
Poland	286,663	–	–	286,663
Portugal	112,874	–	–	112,874
Singapore	298,144	–	–	298,144
South Africa	1,106,672	–	–	1,106,672
South Korea	1,389,128	2,027,339	–	3,416,467
Spain	450,693	–	–	450,693
Sweden	1,462,996	–	–	1,462,996
Switzerland	4,859,936	–	–	4,859,936
Taiwan	6,344,649	161,761	–	6,506,410
Thailand	247,234	–	–	247,234
Turkey	794,311	–	–	794,311
United Kingdom	3,065,624	–	–	3,065,624
United States	72,098,032	–	–	72,098,032
Total Common Stock	125,734,437	9,513,703	–	135,248,140
Preferred Stock
Brazil	312,839	–	–	312,839
Rights
United Kingdom	12	–	–	12
Short-Term Investment	10,292,906	–	–	10,292,906
Total Investments in Securities	$499,393,194	$9,513,703	$–	$508,906,897

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts^
Unrealized Appreciation	$564,162	$–	$–	$564,162
Total Return Swap^
Unrealized Depreciation	–	(585,367)	–	(585,367)
Total Other Financial Instruments	$564,162	$(585,367)	$–	$(21,205)

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
EQUITY FUNDS — 97.9%
AQR TM Emerging Multi-Style Fund, Cl R6	507,111	$4,538,643
AQR TM International Multi-Style Fund, Cl R6	784,765	7,470,962
AQR TM Large Capital Multi-Style Fund, Cl R6	809,285	10,496,424
Avantis Emerging Markets Equity ETF	34,062	1,523,253
Avantis International Equity ETF	12,214	554,271
Avantis International Small Capital Value ETF	15,843	695,032
DFA Emerging Markets Core Equity Portfolio, Cl I	206,184	3,620,597
DFA Emerging Markets Portfolio, Cl I	5,870	140,000
DFA Emerging Markets Small Capital Portfolio, Cl I	8,393	140,000
DFA Emerging Markets Targeted Value Portfolio, Cl I	12,165	100,000
DFA International High Relative Profitability Portfolio, Cl I	13,875	140,000
DFA International Small Capital Growth Portfolio, Cl I	10,424	140,000
DFA International Small Capital Value Portfolio, Cl I	9,346	140,000
DFA International Vector Equity Portfolio, Cl I	398,709	3,963,170
DFA Large Capital International Portfolio, Cl I	12,352	250,000
DFA Real Estate Securities Portfolio, Cl I	89,605	3,110,185
DFA TA US Core Equity 2 Portfolio, Cl I	449,109	8,052,532
DFA TA World ex US Core Equity Portfolio, Cl I	111,275	1,025,954
DFA Tax-Managed International Value Portfolio, Cl I	147,048	1,693,998
DFA Tax-Managed US Equity Portfolio, Cl I	15,309	500,000
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	80,897	2,139,728
DFA Tax-Managed US Small Capital Portfolio, Cl I	3,542	125,000
DFA Tax-Managed US Targeted Value Portfolio, Cl I	4,845	125,000
DFA US High Relative Profitability Portfolio, Cl I	9,045	125,000
DFA US Vector Equity Portfolio, Cl I	531,970	8,405,120
iShares Edge MSCI Min Vol Global ETF	76,808	6,815,942
Schwab International Small-Capital Equity ETF	11,942	345,482
Vanguard Small-Capital Value ETF	6,480	682,085
Vanguard U.S. Value Factor ETF	11,776	685,155
Vanguard US Quality Factor ETF	3,594	276,694
Total Registered Investment Companies
(Cost $68,069,866)		68,020,227

1

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
MAY 31, 2020
(Unaudited)

SHORT-TERM INVESTMENT — 1.7%
	Shares	Value
Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (A)
(Cost $1,172,601)	1,172,601	$1,172,601
Total Investments — 99.6%
(Cost $69,242,467)		$69,192,828

A list of open total return swap agreements held by the Fund at May 31, 2020 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	02/16/2021	USD	1,172,601	$(81,907)	$(81,907)

Percentages are based on Net Assets of $69,446,818.

(A)	The rate reported is the 7-day effective yield as of May 31, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SOFR — Secured Overnight Financing Rate

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

USD — U.S. Dollar

VOL — Volatility

The following table summarizes the inputs used as of May 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$68,020,227	$–	$–	$68,020,227
Short-Term Investment	1,172,601	–	–	1,172,601
Total Investments in Securities	$69,192,828	$–	$–	$69,192,828

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Depreciation	$–	$(81,907)	$–	$(81,907)
Total Other Financial Instruments	$–	$(81,907)	$–	$(81,907)

^	Swap contracts are valued at the unrealized depreciation on the instrument

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2

SYMMETRY PANORAMIC US FIXED INCOME FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.3%
	Shares	Value
FIXED INCOME FUNDS — 99.3%
iShares Core 1-5 Year USD Bond ETF, Cl 5	669,604	$34,390,862
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	9,728,722	105,653,920
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	10,319,660	119,192,077
Total Registered Investment Companies
(Cost $242,775,149)		259,236,859
SHORT-TERM INVESTMENT — 0.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (B)
(Cost $1,858,718)	1,858,718	1,858,718
Total Investments — 100.0%
(Cost $244,633,867)		$261,095,577

Percentages are based on Net Assets of $261,166,975.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2020.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of May 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.4%
	Shares	Value
MUNICIPAL BOND FUNDS — 98.4%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	567,717	$6,029,151
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,374,021	14,042,500
iShares National Muni Bond ETF	10,643	1,225,967
iShares Short-Term National Muni Bond ETF.	22,454	2,424,358
Total Registered Investment Companies
(Cost $23,443,403)		23,721,976
SHORT-TERM INVESTMENT — 1.8%
Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (B)
(Cost $433,017)	433,017	433,017
Total Investments — 100.2%
(Cost $23,876,420)		$24,154,993

Percentages are based on Net Assets of $24,107,590.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2020.

Cl — Class

ETF — Exchange-Traded Fund

As of May 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.9%
	Shares	Value
FIXED INCOME FUNDS — 98.9%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,680,631	$29,031,231
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	17,519,744	202,353,043
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	5,256,157	180,969,471
Total Registered Investment Companies
(Cost $386,799,737)		412,353,745
SHORT-TERM INVESTMENT — 1.1%

Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (B)
(Cost $4,736,609)	4,736,609	4,736,609
Total Investments — 100.0%
(Cost $391,536,346)		$417,090,354

Percentages are based on Net Assets of $417,113,005.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2020.

Cl — Class

As of May 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC ALTERNATIVES FUND
MAY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 100.7%
	Shares	Value
EQUITY FUNDS — 100.7%
AQR Alternative Risk Premia Fund, Cl R6 (A)	29,654	$228,040
AQR Diversified Arbitrage Fund, Cl R6 (A)	48,871	444,235
AQR Managed Futures Strategy Fund, Cl R6 (A)	26,865	229,159
Total Registered Investment Companies
(Cost $933,735)		901,434
SHORT-TERM INVESTMENT — 0.9%

Invesco Government & Agency Portfolio, Cl Institutional, 0.120% (B)
(Cost $7,972)	7,972	7,972
Total Investments — 101.6%
(Cost $941,707)		$909,406

Percentages are based on Net Assets of $895,282.

(A)	Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(B)	The rate reported is the 7-day effective yield as of May 31, 2020.

Cl — Class

As of May 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1